UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about the Global Opportunities Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Strategic Income Fund. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Opportunities Portfolio	$99	0.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ Out-of-Index exposures to non-agency mortgage-backed securities contributed to Fund returns relative to the Index during the period

↑ Out-of-Index exposures to agency mortgage-backed securities contributed to Fund performance relative to the Index during the period

↑ Out-of-Index exposures to collateralized loan obligations contributed to Fund performance versus the Index during the period

↓ The Fund’s out-of-Index use of derivatives for duration management and yield-curve positioning ― by investing in U.S. Treasury futures and interest-rate swaps ― detracted from returns relative to the Index during the period

↓ A portion of the Fund’s out-of-Index allocation to emerging-market debt investments detracted from returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Opportunities Portfolio	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
10/15	$9,959	$10,167	$10,002
10/16	$9,963	$10,682	$10,032
10/17	$10,631	$10,870	$10,105
10/18	$10,922	$10,658	$10,274
10/19	$11,272	$11,869	$10,521
10/20	$12,120	$12,576	$10,617
10/21	$12,548	$12,636	$10,623
10/22	$12,175	$10,641	$10,706
10/23	$12,533	$10,768	$11,217
10/24	$13,990	$11,974	$11,821

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Global Opportunities Portfolio	11.62%	4.41%	3.41%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,908,627,838
# of Portfolio Holdings (including derivatives)	1,204
Portfolio Turnover Rate	280%
Total Advisory Fees Paid	$19,885,147

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	4.0%
Commercial Mortgage-Backed Securities	1.1%
Insurance Linked Securities	2.2%
Convertible Bonds	2.3%
Short-Term Investments	3.8%
Foreign Corporate Bonds	5.8%
Sovereign Government Bonds	11.2%
Asset-Backed Securities	11.6%
U.S. Government Agency Mortgage-Backed Securities	22.6%
Collateralized Mortgage Obligations	35.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Strategic Income Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

GLOP Port.-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/23	10/31/24
Audit Fees	$122,600	$135,515
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$3,067	$0

Total	$125,667	$135,515

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/23	10/31/24
Registrant	$3,067	$0
Eaton Vance(1)	$0	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments

Asset-Backed Securities — 13.5%
Security	Principal Amount (000's omitted)	Value
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	$912	$ 940,125
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 7.598%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	4,000	4,028,532
Alinea CLO Ltd., Series 2018-1A, Class E, 10.879%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	2,000	2,009,960
Allegany Park CLO Ltd., Series 2019-1A, Class ER, 11.017%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	1,005,638
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.544%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	2,000	1,973,090
AMSR Trust, Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,047,030
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 11.356%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	2,013,242
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 11.457%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	3,350	3,405,164
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.23%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	4,000	4,015,840
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 10.618%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	3,000	3,015,387
Babson CLO Ltd.:
Series 2018-1A, Class D, 10.418%, (3 mo. SOFR + 5.762%), 4/15/31(1)(2)	5,000	4,824,475
Series 2022-4A, Class D1R, 7.867%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	5,000	5,009,810
Series 2024-3A, Class E, 11.148%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	2,032,480
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 9.549%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,469,400
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.967%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	5,000	5,118,695
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 8.229%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,967,794
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 10.606%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,376,453
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.479%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,000	4,892,425
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 8.292%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	3,000	3,008,544
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class DR, 7.909%, (3 mo. SOFR + 3.262%), 1/17/32(1)(2)	2,000	2,005,556
Series 2018-16A, Class E, 11.609%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	2,000	2,015,716
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DR, 7.967%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	$2,000	$ 2,013,256
Series 2020-22A, Class ER, 11.547%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	2,029,096
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 11.768%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	1,000	1,014,892
Betony CLO 2 Ltd., Series 2018-1A, Class D, 10.501%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	3,000	2,975,406
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 9.376%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,500	1,512,768
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 5.879%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	2,109	2,111,179
Series 2015-3A, Class DR, 10.279%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,882,544
Series 2016-3A, Class ER, 11.33%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	990,039
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 8.379%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,510,497
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 11.356%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,969,420
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.167%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	998,586
Bridge Trust:
Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	14,428	14,123,410
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	2,915	2,655,457
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)	1,000	928,516
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.217%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,056,619
Bryant Park Funding Ltd., Series 2024-22A, Class D, 8.956%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	6,000	6,018,006
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 10.668%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,880,936
Series 2016-2A, Class ER, 10.918%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	985,944
Series 2017-1A, Class E, 11.168%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	1,000	980,494
Series 2018-1A, Class E, 10.668%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	1,951,358
Series 2022-1A, Class D, 7.847%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,907,017
Carlyle C17 CLO Ltd., Series C17A, Class DR, 10.851%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,000	3,007,500

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.418%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	$1,000	$ 1,004,426
Series 2014-3RA, Class D, 10.279%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,000	2,001,048
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class DRR, 11.957%, (3 mo. SOFR + 7.34%), 4/20/37(1)(2)	3,000	3,061,653
Series 2019-4A, Class CR, 7.856%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,761,214
Series 2019-4A, Class DR, 11.256%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	2,013,876
Series 2022-AA, Class C, 8.167%, (3 mo. SOFR + 3.55%), 4/20/35(1)(2)	3,000	3,018,048
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.479%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,008,534
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(3)	7,600	6,906,094
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(3)	2,075	1,817,552
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(3)	11,000	9,643,039
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(3)	1,150	976,115
Series 2024-HB13, Class M4, 3.00%, 5/25/34(1)(3)	5,000	3,909,738
Crown City CLO III, Series 2021-1A, Class C, 8.179%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	995,227
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 11.729%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	1,981,162
Dryden CLO Ltd., Series 2018-55A, Class E, 10.318%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	993,239
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 11.156%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	2,000	1,974,600
Elmwood CLO 14 Ltd., Series 2022-1A, Class D, 7.767%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	2,005,354
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 8.417%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,000	2,042,506
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.647%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,014,295
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 7.732%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,302,405
Series 2020-3A, Class ERR, 10.532%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	1,024,330
Empower CLO Ltd., Series 2024-1A, Class D1, 8.376%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,009,270
Security	Principal Amount (000's omitted)	Value
Finance of America HECM Buyout, Series 2024-HB1, Class M4, 6.00%, 10/1/34(1)(3)	$11,200	$ 9,993,621
FirstKey Homes Trust:
Series 2021-SFR1, Class F1, 3.238%, 8/17/38(1)	3,000	2,823,467
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	20,563	19,301,867
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	19,405	18,232,364
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	37,071	34,647,824
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	11,641,246
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	8,552,003
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,250	6,327,328
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	37,000	36,790,617
Galaxy 31 CLO Ltd., Series 2023-31A, Class D, 9.906%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	2,300	2,333,681
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 8.167%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,021,730
Series 2024-33A, Class E, 11.267%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	2,300	2,337,939
Galaxy XXI CLO Ltd.:
Series 2015-21A, Class DR, 7.529%, (3 mo. SOFR + 2.912%), 4/20/31(1)(2)	5,000	5,028,805
Series 2015-21A, Class ER, 10.129%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	4,000	4,011,428
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,895	6,973,551
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 8.709%, (3 mo. SOFR + 4.062%), 4/17/33(1)(2)	3,000	3,012,111
Golub Capital Partners ABS Funding, Series 2024-2A, Class B, 7.19%, 7/25/34(1)	5,000	4,956,360
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.717%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,008,308
Golub Capital Partners CLO 53B Ltd.:
Series 2021-53A, Class D, 7.929%, (3 mo. SOFR + 3.312%), 7/20/34(1)(2)	2,000	2,003,882
Series 2021-53A, Class E, 11.579%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,000	1,005,035
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.626%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,500	3,576,216
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class E, 11.415%, (3 mo. SOFR + 6.10%), 7/25/37(1)(2)	2,000	2,014,684
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 8.351%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,510,273
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.279%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,007,803

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 8.059%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	$3,500	$ 3,532,389
Series 2024-2A, Class E, 11.709%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	1,000	1,016,099
Series 2024-3A, Class D1, (3 mo. SOFR + 3.30%), 1/18/38(1)(4)	1,000	1,000,000
Highbridge Loan Management, Series 3A-2014, Class DR, 11.394%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,750	2,731,663
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	23,637	21,997,227
ICG U.S. CLO Ltd., Series 2018-2A, Class E, 10.643%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	1,000	941,806
KKR SFR Warehouse Participation, 8.197%, (30-day SOFR Average + 3.50%), 12/13/24(2)	13,452	13,413,791
loanDepot GMSR Master Trust, Series 2018-GT1, Class A, 8.45%, (1 mo. SOFR + 3.664%), 10/16/25(1)(2)	24,000	23,801,762
Madison Park Funding XVII Ltd., Series 2015-17A, Class ER, 11.379%, (3 mo. SOFR + 6.762%), 7/21/30(1)(2)	2,500	2,500,125
Madison Park Funding XXXVI Ltd.:
Series 2019-36A, Class D1R, 8.156%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	1,004,679
Series 2019-36A, Class ER, 11.706%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,000	2,008,488
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.806%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	2,002,050
Series 2019-22A, Class DRR, 7.556%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,505,355
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.857%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,003,656
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	12,500	12,625,660
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	1,375	1,419,053
Series 2024-1A, Class C, 10.86%, 4/20/54(1)	2,000	2,086,353
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 10/25/25, 9/25/54(5)	6,376	6,407,179
Mountain View CLO LLC, Series 2017-2A, Class AR, 5.949%, (3 mo. SOFR + 1.302%), 1/16/31(1)(2)	2,253	2,255,433
Navigator Aviation Ltd., Series 2024-1, Class B, 6.09%, 8/15/49(1)	5,435	5,305,816
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 11.382%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	2,000	2,067,746
Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class ER, 11.928%, (3 mo. SOFR + 6.95%), 10/20/38(1)(2)	$3,000	$ 3,105,900
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.079%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	2,000	2,016,600
New Mountain CLO 6 Ltd., Series CLO-6A, Class D2, 8.939%, (3 mo. SOFR + 4.30%), 10/15/37(1)(2)	2,000	2,003,998
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	535	516,895
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,114	2,013,565
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 9.317%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	3,000	3,009,630
Series 2019-4A, Class ERR, 11.207%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,508,618
OCP CLO Ltd., Series 2024-32A, Class D1, 8.376%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	5,000	5,076,755
Octagon 60 Ltd., Series 2022-1A, Class ER, 11.617%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	2,500	2,513,005
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 8.706%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	2,044,670
Orion CLO Ltd., Series 2024-4A, Class E, (3 mo. SOFR + 6.00%), 10/20/37(1)(4)	2,000	2,010,000
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,554,416
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.888%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,006,830
Series 2018-1A, Class CR, 8.532%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,604,179
Series 2021-2A, Class E, 11.268%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,008,784
Series 2022-1A, Class D, 7.667%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,470,497
PRET LLC, Series 2024-NPL5, Class A1, 5.963% to 9/25/25, 9/25/54(1)(5)	8,170	8,092,729
Progress Residential Trust:
Series 2021-SFR10, Class F, 4.608%, 12/17/40(1)	3,747	3,472,731
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	902,058
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	16,150	14,150,754
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,452,797
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.868%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	3,000	2,942,940
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	7,075,781

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31(1)(3)	$4,500	$ 4,145,008
Sandstone Peak Ltd., Series 2021-1A, Class DR, 8.006%, (3 mo. SOFR + 3.35%), 10/15/34(1)(2)	4,000	3,979,788
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.762%, 6/15/32(1)	2,000	2,021,563
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 7.983%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	5,000	5,010,955
STAR Trust:
Series 2021-SFR1, Class C, 5.969%, (1 mo. SOFR + 1.164%), 4/17/38(1)(2)	2,164	2,131,919
Series 2021-SFR1, Class G, 8.119%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	5,644	5,525,661
Series 2021-SFR1, Class H, 9.369%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,518,532
Series 2021-SFR2, Class D, 6.618%, (1 mo. SOFR + 1.814%), 1/17/39(1)(2)	1,000	985,673
Series 2024-SFR4, Class C, 7.254%, (1 mo. SOFR + 2.45%), 10/17/41(1)(2)	8,576	8,592,881
Series 2024-SFR4, Class D, 7.754%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	14,650	14,681,807
Steele Creek CLO Ltd., Series 2014-1RA, Class A, 5.949%, (3 mo. SOFR + 1.332%), 4/21/31(1)(2)	1,278	1,279,907
TCW CLO Ltd.:
Series 2019-2A, Class DR, 7.827%, (3 mo. SOFR + 3.21%), 10/20/32(1)(2)	5,000	5,012,920
Series 2024-3A, Class E, (3 mo. SOFR + 6.60%), 10/20/37(1)(4)	2,000	2,010,000
Tricon Residential Trust:
Series 2021-SFR1, Class F, 3.692%, 7/17/38(1)	5,500	5,163,244
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	3,551	3,316,367
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,831,956
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.129%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	2,000	1,923,956
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	13,685,751
Voya CLO Ltd.:
Series 2013-1A, Class DR, 11.398%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,463,750
Series 2014-1A, Class DR2, 10.894%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	2,000	1,970,202
Series 2015-3A, Class DR, 11.079%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,907,610
Series 2018-2A, Class E, 10.168%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	949,760
Series 2024-2A, Class D, 8.209%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	3,000	3,024,558
Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd.:
Series 2019-1A, Class CR, 8.429%, (3 mo. SOFR + 3.812%), 7/20/32(1)(2)	$2,500	$ 2,504,835
Series 2021-2A, Class E, 11.878%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	949,567
Total Asset-Backed Securities (identified cost $655,547,976)		$ 664,022,796

Closed-End Funds — 0.2%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,073,358
PGIM Global High Yield Fund, Inc.	430,326	5,426,411
Western Asset High Income Opportunity Fund, Inc.	383,997	1,520,628
Total Closed-End Funds (identified cost $8,409,895)		$ 8,020,397

Collateralized Mortgage Obligations — 41.3%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(3)	$3,939	$ 3,921,721
Asset Based Lending LLC, Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(5)	11,050	11,035,020
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(5)	3,766	3,677,743
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	2,622	2,434,893
CFMT LLC:
Series 2024-R1, Class M1, 4.00%, 10/25/54(1)	5,770	5,219,205
Series 2024-R1, Class M2, 4.00%, 10/25/54(1)	9,932	8,332,991
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(3)	1,250	1,123,452
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(3)	1,550	1,353,994
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(3)	4,500	3,591,100
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(3)	1,000	880,964
Series 2024-HB15, Class M4, 4.00%, 8/25/34(1)(3)	2,750	2,192,272
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)(3)	60,314	62,307,210
Series 2024-2, Class A, 14.782%, 11/25/59(1)(3)	53,710	55,680,590

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 11/25/24, 10/25/57(1)(5)	$9,801	$ 9,836,571
Series 2022-NQ, Class M1, 5.82% to 8/25/25, 6/25/67(1)(5)	1,764	1,763,963
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.788%, 5/25/65(1)(3)	4,273	4,283,330
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)(3)	17,900	16,410,962
FARM Mortgage Trust:
Series 2022-1, Class B, 2.952%, 1/25/52(1)(3)	2,529	1,866,761
Series 2023-1, Class B, 3.037%, 3/25/52(1)(3)	2,573	1,915,803
Series 2024-1, Class B, 5.125%, 10/1/53(1)(3)	2,282	1,874,086
Federal Home Loan Mortgage Corp.:
Series 5478, Class SG, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(6)	40,209	40,411,878
Series 2182, Class ZC, 7.50%, 9/15/29	25	25,017
Series 4273, Class SP, 0.00%, (11.695% - 30-day SOFR Average x 2.667, Floor 0.00%), 11/15/43(7)	516	416,253
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(7)	4,319	1,938,327
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(7)	3,411	1,986,112
Series 5150, Class QZ, 2.50%, 10/25/51	2,709	1,613,052
Series 5150, Class ZJ, 2.50%, 10/25/51	4,363	2,582,921
Series 5152, Class ZP, 3.00%, 7/25/50	10,467	6,238,975
Series 5159, Class ZT, 3.00%, 11/25/51	1,573	1,035,907
Series 5168, Class MZ, 3.00%, 10/25/51	2,116	1,362,310
Series 5270, Class ZU, 6.00%, 11/25/52	3,566	3,642,349
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,111,568
Series 5324, Class MZ, 6.00%, 7/25/53	3,601	3,651,885
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,392,347
Series 5353, Class AZ, 6.50%, 11/25/53	9,069	9,462,453
Series 5362, Class JB, 6.00%, 12/25/53	14,599	14,832,005
Series 5379, Class EZ, 5.50%, 2/25/54	8,336	7,989,584
Series 5381, Class Z, 5.50%, 2/25/54	14,051	13,239,970
Series 5391, Class EZ, 5.50%, 3/25/54	16,596	16,033,160
Series 5399, Class MZ, 6.00%, 4/25/54	4,734	4,906,465
Series 5402, Class BZ, 6.00%, 4/25/54	8,284	8,586,528
Series 5410, Class KY, 6.00%, 5/25/54	10,000	10,138,320
Series 5413, Class LZ, 6.00%, 5/25/54	4,122	4,143,113
Series 5413, Class MZ, 6.00%, 5/25/54	12,109	12,550,266
Series 5414, Class CZ, 5.50%, 5/25/54	33,704	32,826,602
Series 5428, Class Z, 6.00%, 7/25/54	14,974	15,494,366
Series 5429, Class DZ, 6.00%, 7/25/54	12,312	12,336,151
Series 5446, Class AZ, 6.00%, 8/25/54	21,704	22,063,016
Series 5453, Class DZ, 5.50%, 9/25/54	13,511	12,902,856
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5461, Class Z, 6.50%, 10/25/54	$8,048	$ 7,936,640
Series 5468, Class ZW, 6.50%, 11/25/54	18,289	18,297,075
Interest Only:(8)
Series 380, Class C1, 3.00%, 1/25/50	28,306	5,072,112
Series 380, Class C5, 3.50%, 1/25/50	8,720	1,737,931
Series 2631, Class DS, 1.976%, (6.986% - 30-day SOFR Average), 6/15/33(7)	198	2,824
Series 2956, Class SL, 1.876%, (6.886% - 30-day SOFR Average), 6/15/32(7)	372	28,258
Series 3114, Class TS, 1.526%, (6.536% - 30-day SOFR Average), 9/15/30(7)	675	24,533
Series 3153, Class JI, 1.496%, (6.506% - 30-day SOFR Average), 5/15/36(7)	950	63,273
Series 4007, Class JI, 4.00%, 2/15/42	511	77,445
Series 4067, Class JI, 3.50%, 6/15/27	786	23,585
Series 4070, Class S, 0.976%, (5.986% - 30-day SOFR Average), 6/15/32(7)	3,754	224,696
Series 4095, Class HS, 0.976%, (5.986% - 30-day SOFR Average), 7/15/32(7)	649	23,667
Series 4109, Class ES, 1.026%, (6.036% - 30-day SOFR Average), 12/15/41(7)	81	8,539
Series 4109, Class SA, 1.076%, (6.086% - 30-day SOFR Average), 9/15/32(7)	1,708	97,742
Series 4149, Class S, 1.126%, (6.136% - 30-day SOFR Average), 1/15/33(7)	1,190	76,165
Series 4163, Class GS, 1.076%, (6.086% - 30-day SOFR Average), 11/15/32(7)	1,096	65,313
Series 4169, Class AS, 1.126%, (6.136% - 30-day SOFR Average), 2/15/33(7)	1,484	85,162
Series 4188, Class AI, 3.50%, 4/15/28	603	14,295
Series 4189, Class SQ, 1.026%, (6.036% - 30-day SOFR Average), 12/15/42(7)	461	48,610
Series 4203, Class QS, 1.126%, (6.136% - 30-day SOFR Average), 5/15/43(7)	1,134	81,073
Series 4332, Class IK, 4.00%, 4/15/44	425	76,222
Series 4343, Class PI, 4.00%, 5/15/44	1,186	222,037
Series 4370, Class IO, 3.50%, 9/15/41	143	2,887
Series 4381, Class SK, 1.026%, (6.036% - 30-day SOFR Average), 6/15/44(7)	1,218	100,019
Series 4388, Class MS, 0.976%, (5.986% - 30-day SOFR Average), 9/15/44(7)	1,185	121,457
Series 4408, Class IP, 3.50%, 4/15/44	1,745	217,370
Series 4497, Class CS, 1.076%, (6.086% - 30-day SOFR Average), 9/15/44(7)	845	25,714
Series 4507, Class MI, 3.50%, 8/15/44	401	16,792
Series 4507, Class SJ, 1.056%, (6.066% - 30-day SOFR Average), 9/15/45(7)	3,248	363,289
Series 4520, Class PI, 4.00%, 8/15/45	7,541	1,009,561
Series 4528, Class BS, 1.026%, (6.036% - 30-day SOFR Average), 7/15/45(7)	1,549	131,526
Series 4629, Class QI, 3.50%, 11/15/46	1,662	304,707

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4637, Class IP, 3.50%, 4/15/44	$141	$ 3,640
Series 4644, Class TI, 3.50%, 1/15/45	1,424	181,702
Series 4744, Class IO, 4.00%, 11/15/47	1,473	304,043
Series 4749, Class IL, 4.00%, 12/15/47	1,171	242,553
Series 4768, Class IO, 4.00%, 3/15/48	1,452	300,852
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(7)	17,014	505,299
Series 5070, Class CI, 2.00%, 2/25/51	36,476	4,744,737
Series 5156, Class IP, 3.00%, 12/25/49	18,483	2,934,956
Series 5236, Class TI, 3.00%, 1/25/51	67,440	11,865,009
Series 5293, Class CI, 2.50%, 4/25/51	26,307	4,021,285
Principal Only:(9)
Series 4417, Class KO, 0.00%, 12/15/43	539	366,768
Series 4478, Class PO, 0.00%, 5/15/45	807	589,315
Series 5357, Class EO, 0.00%, 11/25/53	5,883	4,950,357
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 12.471%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,425,616
Series 2020-DNA6, Class B2, 10.507%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,831,235
Series 2021-DNA3, Class B2, 11.107%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	7,756,380
Series 2021-DNA5, Class B2, 10.357%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	14,500	16,427,436
Series 2021-DNA6, Class B2, 12.357%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	16,140	17,445,326
Series 2021-HQA1, Class B2, 9.857%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	14,500	15,958,139
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.59%, 8/25/39(3)	427	429,783
Series 2013-6, Class TA, 1.50%, 1/25/43	444	381,387
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,395	865,142
Series 2021-56, Class LZ, 2.50%, 9/25/51	5,641	3,481,521
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,919	2,333,020
Series 2021-61, Class Z, 2.50%, 9/25/51	8,323	4,969,996
Series 2021-77, Class WZ, 3.00%, 8/25/50	432	248,614
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,704,467
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	64,319,759
Series 2024-33, Class Z, 7.00%, 12/25/53	8,567	8,543,415
Series 2024-87, Class LZ, 6.00%, 12/25/54	1,709	1,710,460
Interest Only:(8)
Series 2004-46, Class SI, 1.029%, (5.886% - 30-day SOFR Average), 5/25/34(7)	685	25,407
Series 2005-17, Class SA, 1.729%, (6.586% - 30-day SOFR Average), 3/25/35(7)	791	65,912
Series 2005-105, Class S, 1.729%, (6.586% - 30-day SOFR Average), 12/25/35(7)	649	59,131
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2006-44, Class IS, 1.629%, (6.486% - 30-day SOFR Average), 6/25/36(7)	$578	$ 45,926
Series 2006-65, Class PS, 2.249%, (7.106% - 30-day SOFR Average), 7/25/36(7)	572	66,679
Series 2006-96, Class SN, 2.229%, (7.086% - 30-day SOFR Average), 10/25/36(7)	563	41,922
Series 2006-104, Class SD, 1.669%, (6.526% - 30-day SOFR Average), 11/25/36(7)	622	60,304
Series 2006-104, Class SE, 1.659%, (6.516% - 30-day SOFR Average), 11/25/36(7)	414	39,860
Series 2007-50, Class LS, 1.479%, (6.336% - 30-day SOFR Average), 6/25/37(7)	862	78,311
Series 2008-26, Class SA, 1.229%, (6.086% - 30-day SOFR Average), 4/25/38(7)	961	88,470
Series 2008-61, Class S, 1.129%, (5.986% - 30-day SOFR Average), 7/25/38(7)	1,648	105,790
Series 2011-101, Class IC, 3.50%, 10/25/26	256	4,226
Series 2011-101, Class IE, 3.50%, 10/25/26	189	3,125
Series 2011-104, Class IM, 3.50%, 10/25/26	367	6,810
Series 2012-52, Class DI, 3.50%, 5/25/27	959	26,030
Series 2012-124, Class IO, 1.493%, 11/25/42(3)	2,056	97,268
Series 2012-139, Class LS, 0.823%, (6.036% - 30-day SOFR Average), 12/25/42(7)	2,246	305,280
Series 2012-147, Class SA, 1.129%, (5.986% - 30-day SOFR Average), 1/25/43(7)	2,502	248,379
Series 2012-150, Class PS, 1.179%, (6.036% - 30-day SOFR Average), 1/25/43(7)	3,378	350,843
Series 2012-150, Class SK, 1.179%, (6.036% - 30-day SOFR Average), 1/25/43(7)	3,854	421,041
Series 2013-11, Class IO, 4.00%, 1/25/43	7,264	835,347
Series 2013-12, Class SP, 0.679%, (5.536% - 30-day SOFR Average), 11/25/41(7)	331	5,780
Series 2013-15, Class DS, 1.229%, (6.086% - 30-day SOFR Average), 3/25/33(7)	2,641	147,011
Series 2013-23, Class CS, 1.279%, (6.136% - 30-day SOFR Average), 3/25/33(7)	1,370	78,715
Series 2013-64, Class PS, 1.279%, (6.136% - 30-day SOFR Average), 4/25/43(7)	1,697	132,313
Series 2013-66, Class JI, 3.00%, 7/25/43	2,753	422,015
Series 2013-75, Class SC, 1.279%, (6.136% - 30-day SOFR Average), 7/25/42(7)	1,879	49,788
Series 2014-32, Class EI, 4.00%, 6/25/44	658	122,473
Series 2014-41, Class SA, 1.079%, (5.936% - 30-day SOFR Average), 7/25/44(7)	1,085	152,224
Series 2014-43, Class PS, 1.129%, (5.986% - 30-day SOFR Average), 3/25/42(7)	861	49,972
Series 2014-55, Class IN, 3.50%, 7/25/44	1,643	311,461
Series 2014-64, Class BI, 3.50%, 3/25/44	158	4,454
Series 2014-67, Class IH, 4.00%, 10/25/44	1,106	239,096
Series 2014-80, Class CI, 3.50%, 12/25/44	1,023	199,782
Series 2014-89, Class IO, 3.50%, 1/25/45	1,714	330,499

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day SOFR Average x 1.333, Floor 0.00%), 6/25/43(7)	$1,960	$ 63,975
Series 2015-14, Class KI, 3.00%, 3/25/45	2,059	329,337
Series 2015-22, Class GI, 3.50%, 4/25/45	554	100,594
Series 2015-31, Class SG, 1.129%, (5.986% - 30-day SOFR Average), 5/25/45(7)	2,348	349,031
Series 2015-36, Class IL, 3.00%, 6/25/45	1,335	193,510
Series 2015-52, Class MI, 3.50%, 7/25/45	2,880	556,431
Series 2015-93, Class BS, 1.179%, (6.036% - 30-day SOFR Average), 8/25/45(7)	1,194	85,638
Series 2018-21, Class IO, 3.00%, 4/25/48	3,617	584,122
Series 2021-94, Class CI, 3.00%, 1/25/52	10,451	1,772,682
Series 2023-39, Class AI, 2.00%, 7/25/52	92,334	11,866,005
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 10.221%, (30-day SOFR Average + 5.364%), 6/25/39(1)(2)	14,131	15,027,475
Series 2019-R06, Class 2B1, 8.721%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	818	853,659
Series 2021-R01, Class 1B2, 10.857%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	9,016,599
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(3)	4,455	4,514,173
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(3)	5,537	5,616,224
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(3)	1,307	1,322,127
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(3)	1,812	1,832,866
Flagstar Mortgage Trust:
Series 2023-10IN, Class B4, 3.505%, 10/25/51(1)(3)	6,759	5,378,648
Series 2023-6INV, Class B4, 3.485%, 8/25/51(1)(3)	4,108	3,323,250
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)	2,104	2,134,056
Government National Mortgage Association:
Series 188, Class DZ, 6.50%, 9/20/54	2,068	2,058,823
Series 2021-136, Class Z, 2.50%, 8/20/51	9,027	5,296,144
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,748	1,041,881
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,818	1,074,345
Series 2021-165, Class MZ, 2.50%, 9/20/51	15,061	8,884,761
Series 2022-31, Class ZD, 3.00%, 2/20/52	291	114,905
Series 2022-173, Class S, 4.802%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(7)	6,794	7,308,862
Series 2022-189, Class US, 4.802%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(7)	9,933	10,712,065
Series 2022-195, Class AS, 5.031%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(7)	4,515	4,998,815
Series 2022-197, Class SW, 4.583%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(7)	7,297	7,295,063
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-53, Class AL, 5.50%, 4/20/53	$20,000	$ 19,748,296
Series 2023-53, Class SE, 4.619%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(7)	15,685	16,501,349
Series 2023-56, Class ZE, 6.00%, 4/20/53	17,306	17,711,474
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	12,586,217
Series 2023-63, Class S, 4.619%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	30,624	32,160,586
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,134,324
Series 2023-65, Class SB, 4.619%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	6,869	7,232,291
Series 2023-65, Class SD, 4.619%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	13,783	14,744,320
Series 2023-66, Class S, 4.619%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	5,659	5,945,029
Series 2023-66, Class SD, 4.619%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	5,051	5,306,636
Series 2023-83, Class S, 4.384%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(7)	6,387	6,718,485
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,583,655
Series 2023-84, Class SN, 4.44%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(7)	6,725	7,029,533
Series 2023-89, Class SD, 4.252%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(7)	8,330	8,675,959
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,212,404
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,155,278
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	20,398,110
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,058,350
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,514,956
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,334,782
Series 2023-107, Class DZ, 5.50%, 7/20/53	7,327	7,024,591
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,659,898
Series 2023-133, Class S, 6.929%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(7)	12,669	13,385,930
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,463,659
Series 2023-149, Class S, 6.779%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(7)	7,789	8,438,591
Series 2023-150, Class AS, 8.70%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(7)	3,345	3,727,005
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,357	2,395,720
Series 2023-151, Class DZ, 6.00%, 10/20/53	5,980	6,223,740
Series 2023-153, Class SM, 8.439%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(7)	10,061	11,194,650
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,509,026
Series 2023-165, Class DY, 6.00%, 11/20/53	81,056	82,795,583
Series 2023-165, Class EY, 6.50%, 11/20/53	25,000	26,091,371
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,227,373
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,812,493
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,137,214
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,616,083

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-186, Class ZM, 5.50%, 12/20/53	$31,404	$ 30,285,702
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,575,498
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,136,174
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,151,253
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	6,989,625
Series 2024-14, Class CY, 5.50%, 1/20/54	12,142	11,843,966
Series 2024-20, Class PZ, 7.50%, 2/20/54	9,328	9,318,064
Series 2024-23, Class KZ, 5.50%, 2/20/54	10,373	9,978,735
Series 2024-24, Class NZ, 6.00%, 2/20/54	3,663	3,798,983
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,840,989
Series 2024-26, Class NZ, 6.00%, 2/20/54	14,899	15,011,218
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,963,242
Series 2024-42, Class DZ, 6.00%, 3/20/54	9,020	9,138,720
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	25,731,175
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	11,162,693
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,301,349
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	31,856,703
Series 2024-59, Class LG, 6.00%, 4/20/54	12,663	13,043,678
Series 2024-95, Class GZ, 5.50%, 6/20/54	9,937	9,594,213
Series 2024-108, Class KZ, 6.00%, 7/20/54	38,800	39,324,816
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,233	2,264,173
Series 2024-112, Class LZ, 6.00%, 7/20/54	2,827	2,848,294
Series 2024-126, Class KY, 6.00%, 8/20/54	5,176	5,143,224
Series 2024-126, Class ZB, 6.00%, 8/20/54	7,849	8,128,207
Series 2024-127, Class UZ, 6.00%, 8/20/54	16,472	17,183,053
Series 2024-127, Class ZQ, 5.00%, 8/20/54	5,996	5,475,144
Series 2024-131, Class TL, 6.00%, 8/20/54	5,100	5,252,441
Series 2024-132, Class AZ, 6.00%, 8/20/54	4,931	5,107,116
Series 2024-148, Class GB, 6.00%, 9/20/54	6,818	6,972,503
Series 2024-148, Class LZ, 5.50%, 9/20/54	15,201	14,770,489
Series 2024-151, Class UZ, 6.50%, 9/20/64	6,065	6,133,155
Series 2024-159, Class TZ, 6.50%, 10/20/64	12,539	12,513,701
Series 2024-167, Class LZ, 5.50%, 10/20/54	8,400	8,103,394
Series 2024-167, Class MZ, 5.50%, 10/20/54	5,126	4,999,244
Series 2024-167, Class NZ, 6.00%, 10/20/54	1,277	1,310,297
Series 2024-167, Class PZ, 6.50%, 10/20/54	1,500	1,492,871
Series 2024-172, Class BZ, 5.50%, 10/20/54	8,638	8,439,706
Interest Only:(8)
Series 2014-68, Class KI, 0.00%, 10/20/42(3)	2,132	89,618
Series 2017-104, Class SD, 1.326%, (6.086% - 1 mo. SOFR), 7/20/47(7)	3,896	474,441
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(7)	2,574	100,713
Series 2017-137, Class AS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 9/20/47(7)	3,534	134,226
Series 2020-116, Class MI, 2.00%, 8/20/50	15,723	2,051,489
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-134, Class LI, 2.50%, 9/20/50	$6,930	$ 996,164
Series 2020-146, Class IQ, 2.00%, 10/20/50	16,140	1,940,648
Series 2020-146, Class QI, 2.00%, 10/20/50	8,563	1,014,537
Series 2020-149, Class NI, 2.50%, 10/20/50	12,532	1,694,621
Series 2020-151, Class AI, 2.00%, 10/20/50	47,764	5,800,939
Series 2020-151, Class HI, 2.50%, 10/20/50	1,095	163,332
Series 2020-154, Class PI, 2.50%, 10/20/50	11,107	1,498,763
Series 2020-167, Class KI, 2.00%, 11/20/50	26,397	3,165,860
Series 2020-173, Class DI, 2.00%, 11/20/50	19,923	2,409,505
Series 2020-176, Class HI, 2.50%, 11/20/50	27,322	3,705,413
Series 2020-185, Class BI, 2.00%, 12/20/50	6,815	848,781
Series 2020-191, Class AI, 2.00%, 12/20/50	25,524	2,958,910
Series 2021-15, Class AI, 2.00%, 1/20/51	29,269	3,562,582
Series 2021-23, Class TI, 2.50%, 2/20/51	10,449	1,479,146
Series 2021-30, Class AI, 2.00%, 2/20/51	3,623	436,075
Series 2021-46, Class IM, 2.50%, 3/20/51	2,389	317,394
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(7)	4,913	58,083
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(7)	11,342	279,046
Series 2021-97, Class IG, 2.50%, 8/20/49	33,596	3,913,360
Series 2021-114, Class MI, 3.00%, 6/20/51	8,420	1,417,406
Series 2021-121, Class TI, 3.00%, 7/20/51	30,348	4,094,880
Series 2021-122, Class NI, 3.00%, 7/20/51	5,619	916,055
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(7)	14,983	406,866
Series 2021-154, Class MI, 3.00%, 9/20/51	41,651	5,820,107
Series 2021-160, Class IT, 2.50%, 9/20/51	15,734	1,685,144
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(7)	24,259	169,341
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(7)	12,274	85,069
Series 2021-193, Class IU, 3.00%, 11/20/49	37,680	5,298,279
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(7)	23,251	259,751
Series 2021-201, Class PI, 3.00%, 11/20/51	23,217	2,738,247
Series 2021-209, Class IW, 3.00%, 11/20/51	16,702	2,230,343
Series 2022-104, Class IO, 2.50%, 6/20/51	22,737	3,200,724
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	187,890	1,479,463
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	20,877	164,385
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	41,753	510,618

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	$417,533	$ 5,088,013
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	56,029	881,265
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	41,753	682,883
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(7)	118,336	1,037,452
Series 2023-13, Class SA, 0.51%, (5.40% - 30-day SOFR Average), 1/20/53(7)	10,711	332,424
Series 2023-19, Class SD, 1.41%, (6.30% - 30-day SOFR Average), 2/20/53(7)	16,020	829,742
Series 2023-20, Class HS, 1.41%, (6.30% - 30-day SOFR Average), 2/20/53(7)	11,182	576,500
Series 2023-22, Class ES, 1.41%, (6.30% - 30-day SOFR Average), 2/20/53(7)	14,909	768,666
Series 2023-22, Class SA, 0.81%, (5.70% - 30-day SOFR Average), 2/20/53(7)	20,868	707,157
Series 2023-24, Class SB, 0.26%, (5.15% - 30-day SOFR Average), 2/20/53(7)	29,818	878,765
Series 2023-24, Class SG, 1.41%, (6.30% - 30-day SOFR Average), 2/20/53(7)	14,909	768,666
Series 2023-32, Class SA, 1.41%, (6.30% - 30-day SOFR Average), 2/20/53(7)	50,317	2,594,248
Series 2023-38, Class LS, 1.41%, (6.30% - 30-day SOFR Average), 3/20/53(7)	48,194	2,435,417
Series 2023-38, Class SD, 1.36%, (6.25% - 30-day SOFR Average), 3/20/53(7)	62,884	2,796,142
Series 2023-38, Class SG, 1.31%, (6.20% - 30-day SOFR Average), 3/20/53(7)	37,380	1,847,959
Series 2023-47, Class HS, 1.41%, (6.30% - 30-day SOFR Average), 3/20/53(7)	16,065	811,806
Series 2023-47, Class SC, 1.36%, (6.25% - 30-day SOFR Average), 3/20/53(7)	24,035	1,199,031
Series 2023-53, Class SK, 1.31%, (6.20% - 30-day SOFR Average), 4/20/53(7)	31,092	1,547,124
Series 2024-64, Class EI, 6.50%, 4/20/64	23,685	3,400,127
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.187%, 1/25/53(1)(3)	1,895	1,136,398
Series 2024-PJ1, Class B3, 7.211%, 6/25/54(1)(3)	5,716	5,835,207
JPM Lending Facility, 11.90%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,189,226
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(5)	2,775	2,818,366
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(5)	13,700	13,980,077
Security	Principal Amount (000's omitted)	Value
LHOME Mortgage Trust: (continued)
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(5)	$13,631	$ 13,910,155
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(5)	802	804,507
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(5)	11,820	11,968,311
Onity Loan Investment Trust:
Series 2024-HB2, Class M3, 5.00%, 8/25/37(1)(3)	1,500	1,372,177
Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(3)	7,750	6,360,065
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 9.107%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	11,500	11,679,372
Series 2024-GT1, Class A, 7.938%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	41,000	41,585,160
PRPM LLC:
Series 2024-5, Class A1, 5.689% to 10/25/25, 9/25/29(1)(5)	3,895	3,895,407
Series 2024-RCF1, Class A3, 4.00% to 1/25/26, 1/25/54(1)(5)	2,700	2,540,761
Series 2024-RCF2, Class A3, 3.75% to 3/25/26, 3/25/54(1)(5)	2,000	1,858,794
Series 2024-RCF3, Class A3, 4.00% to 5/25/26, 5/25/54(1)(5)	1,500	1,402,592
Series 2024-RCF3, Class M1, 4.00% to 5/25/26, 5/25/54(1)(5)	1,000	931,920
Series 2024-RCF3, Class M2, 4.00% to 5/25/26, 5/25/54(1)(5)	4,000	3,425,128
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(5)	3,100	2,826,188
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(5)	4,003	3,599,094
Radnor RE Ltd., Series 2022-1, Class M1A, 8.607%, (30-day SOFR Average + 3.75%), 9/25/32(1)(2)	2,746	2,771,560
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(1)(3)	7,350	7,361,778
Saluda Grade Alternative Mortgage Trust:
Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(1)(5)	15,500	15,638,189
Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(5)	12,000	12,204,481
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.498%, 4/25/54(1)(3)	1,539	1,452,932
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	50,690	47,713,527
Total Collateralized Mortgage Obligations (identified cost $2,090,765,845)		$2,029,620,680

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Commercial Mortgage-Backed Securities — 1.3%
Security	Principal Amount* (000's omitted)		Value
BAMLL Trust:
Series 2024-BHP, Class B, 7.704%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)		8,000	$ 8,048,688
Series 2024-BHP, Class C, 8.404%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)		1,700	1,712,126
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.694%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)		3,300	3,306,362
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 11/5/39(1)(4)		2,700	2,700,000
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.945%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)		12,000	12,080,393
GWT Trust, Series 2024-WLF2, Class D, 7.743%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		8,000	8,061,358
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.337%, 9/25/46(1)(3)		5,000	4,382,541
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.498%, 9/15/47(1)(3)		895	540,764
Series 2014-C25, Class D, 3.963%, 11/15/47(1)(3)		5,855	2,899,527
ROCK Trust:
Series 2024-CNTR, Class B, 5.93%, 11/13/41(1)		3,850	3,881,765
Series 2024-CNTR, Class D, 7.109%, 11/13/41(1)		1,750	1,773,901
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 7.736%, (1 mo. SOFR + 2.932%), 5/15/37(1)(2)		9,245	9,282,827
U.K. Logistics DAC, Series 2024-1A, Class E, 9.98%, (SONIA + 5.00), 5/17/34(1)(2)	GBP	2,250	2,925,861
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)		4,000	2,477,534
Total Commercial Mortgage-Backed Securities (identified cost $67,726,700)			$ 64,073,647

Common Stocks — 0.1%
Security	Shares	Value
Bulgaria — 0.1%
Eurohold Bulgaria AD(10)	5,122,844	$ 4,075,482
		$ 4,075,482
Colombia — 0.0%(11)
Canacol Energy Ltd.	147,000	$ 297,727
		$ 297,727
Security	Shares	Value
Iceland — 0.0%(11)
Siminn Hf.	2,023,336	$ 172,520
		$ 172,520
Total Common Stocks (identified cost $5,613,276)		$ 4,545,729

Convertible Bonds — 2.6%
Security	Principal Amount (000's omitted)		Value
Australia — 0.0%(11)
Glencore Funding LLC, 0.00%, 3/27/25(12)	USD	1,400	$ 1,406,769
			$ 1,406,769
Canada — 0.0%(11)
Shopify, Inc., 0.125%, 11/1/25	USD	1,395	$ 1,343,385
			$ 1,343,385
China — 0.4%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(1)	USD	3,676	$ 4,243,023
H World Group Ltd., 3.00%, 5/1/26	USD	725	824,325
JD.com, Inc., 0.25%, 6/1/29(1)	USD	1,645	1,884,348
Li Auto, Inc., 0.25%, 5/1/28	USD	890	1,044,638
Meituan, 0.00%, 4/27/27(12)	USD	4,400	4,304,300
PDD Holdings, Inc., 0.00%, 12/1/25	USD	2,001	1,966,983
Poseidon Finance 1 Ltd., 0.00%, 2/1/25(12)	USD	1,260	1,344,735
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(12)	USD	258	28,367
Trip.com Group Ltd., 0.75%, 6/15/29(1)	USD	1,700	2,006,850
ZTO Express Cayman, Inc., 1.50%, 9/1/27	USD	1,308	1,354,107
			$ 19,001,676
France — 0.0%(11)
Veolia Environnement SA, 0.00%, 1/1/25(12)	EUR	2,000	$ 680,269
			$ 680,269
Singapore — 0.1%
Sea Ltd., 2.375%, 12/1/25	USD	2,090	$ 2,500,685
STMicroelectronics NV, Series A, 0.00%, 8/4/25(12)	USD	400	387,729
			$ 2,888,414
South Korea — 0.0%(11)
LG Chem Ltd., 1.60%, 7/18/30(12)	USD	700	$ 662,550
			$ 662,550

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Spain — 0.0%(11)
Cellnex Telecom SA, 0.50%, 7/5/28(12)	EUR	800	$ 911,770
			$ 911,770
Tanzania — 0.0%(11)
HTA Group Ltd., 2.875%, 3/18/27(12)	USD	600	$ 553,835
			$ 553,835
United Kingdom — 0.0%(11)
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,151	$ 1,167,390
			$ 1,167,390
United States — 2.1%
Airbnb, Inc., 0.00%, 3/15/26	USD	2,025	$ 1,889,325
Akamai Technologies, Inc., 1.125%, 2/15/29	USD	2,715	2,754,367
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27	USD	1,230	1,405,275
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29	USD	1,210	1,302,324
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	870	1,647,780
Bentley Systems, Inc., 0.125%, 1/15/26	USD	1,325	1,311,087
BILL Holdings, Inc., 0.00%, 12/1/25	USD	970	911,800
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	USD	1,500	1,408,875
BlackLine, Inc., 0.00%, 3/15/26	USD	975	915,586
Block, Inc., 0.25%, 11/1/27	USD	1,990	1,722,245
Burlington Stores, Inc., 2.25%, 4/15/25	USD	845	995,833
Carnival Corp., 5.75%, 12/1/27	USD	630	1,153,136
Cloudflare, Inc., 0.00%, 8/15/26	USD	1,200	1,114,200
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,285	1,145,578
Cytokinetics, Inc., 3.50%, 7/1/27	USD	665	834,575
Datadog, Inc., 0.125%, 6/15/25	USD	1,045	1,452,550
Dayforce, Inc., 0.25%, 3/15/26	USD	665	632,083
Dexcom, Inc., 0.375%, 5/15/28	USD	965	855,955
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	1,725	1,460,212
Duke Energy Corp., 4.125%, 4/15/26	USD	1,330	1,408,470
Enovis Corp., 3.875%, 10/15/28	USD	1,250	1,300,625
Enphase Energy, Inc., 0.00%, 3/1/26	USD	1,045	972,634
Envista Holdings Corp., 1.75%, 8/15/28	USD	1,120	1,015,000
Etsy, Inc., 0.25%, 6/15/28	USD	1,520	1,245,333
Euronet Worldwide, Inc., 0.75%, 3/15/49	USD	560	553,000
Evergy, Inc., 4.50%, 12/15/27(1)	USD	1,295	1,400,219
Evolent Health, Inc., 3.50%, 12/1/29(1)	USD	805	817,075
Exact Sciences Corp.:
0.375%, 3/1/28	USD	1,415	1,318,780
2.00%, 3/1/30(1)	USD	500	568,750
Expedia Group, Inc., 0.00%, 2/15/26	USD	1,120	1,084,720
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	975	1,003,275
Security	Principal Amount (000's omitted)		Value
United States (continued)
Five9, Inc., 1.00%, 3/15/29(1)	USD	1,635	$ 1,391,794
Ford Motor Co., 0.00%, 3/15/26	USD	2,200	2,145,000
Global Payments, Inc., 1.50%, 3/1/31(1)	USD	2,600	2,492,100
Haemonetics Corp., 2.50%, 6/1/29(1)	USD	540	516,240
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	1,155	1,276,275
Insmed, Inc., 0.75%, 6/1/28	USD	305	648,125
Insulet Corp., 0.375%, 9/1/26	USD	1,200	1,416,300
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	USD	560	534,660
InterDigital, Inc., 3.50%, 6/1/27	USD	455	897,033
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	USD	1,310	1,329,322
Itron, Inc., 0.00%, 3/15/26	USD	750	798,750
Jazz Investments I Ltd.:
2.00%, 6/15/26	USD	1,305	1,293,581
3.125%, 9/15/30(1)	USD	200	206,300
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	940	1,454,415
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	1,075	1,066,508
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,255	1,394,401
Live Nation Entertainment, Inc., 2.00%, 2/15/25	USD	770	866,436
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	665	579,548
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	1,170	1,080,495
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	750	664,944
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	855	1,108,935
Microchip Technology, Inc., 0.75%, 6/1/30(1)	USD	1,445	1,396,231
MongoDB, Inc., 0.25%, 1/15/26	USD	600	802,350
NCL Corp. Ltd., 1.125%, 2/15/27	USD	1,610	1,671,039
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27(1)	USD	1,440	1,789,920
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	USD	1,730	1,626,705
NRG Energy, Inc., 2.75%, 6/1/48	USD	505	1,112,010
NuVasive, Inc., 0.375%, 3/15/25	USD	805	792,093
Okta, Inc., 0.125%, 9/1/25	USD	1,075	1,033,613
ON Semiconductor Corp., 0.50%, 3/1/29	USD	2,535	2,540,197
Pacira BioSciences, Inc., 2.125%, 5/15/29(1)	USD	535	433,148
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	580	2,104,240
PG&E Corp., 4.25%, 12/1/27(1)	USD	1,885	2,057,949
Post Holdings, Inc., 2.50%, 8/15/27	USD	1,140	1,305,870
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	1,275	1,335,881
Rapid7, Inc.:
0.25%, 3/15/27	USD	325	303,063
1.25%, 3/15/29	USD	400	383,067
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	1,385	1,207,720
Sarepta Therapeutics, Inc., 1.25%, 9/15/27	USD	1,110	1,254,855

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	1,525	$ 1,566,937
Snap, Inc., 0.00%, 5/1/27	USD	1,375	1,184,672
Snowflake, Inc., 0.00%, 10/1/29(1)	USD	1,495	1,527,890
Southwest Airlines Co., 1.25%, 5/1/25	USD	747	757,271
Spotify USA, Inc., 0.00%, 3/15/26	USD	1,325	1,336,156
Super Micro Computer, Inc., 0.00%, 3/1/29(1)	USD	1,545	1,200,465
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	1,240	1,569,220
Uber Technologies, Inc., 0.00%, 12/15/25	USD	2,235	2,407,095
Western Digital Corp., 3.00%, 11/15/28(1)	USD	1,180	1,687,990
Wolfspeed, Inc., 1.875%, 12/1/29	USD	1,695	852,585
Workiva, Inc., 1.25%, 8/15/28	USD	1,400	1,327,830
Ziff Davis, Inc., 1.75%, 11/1/26	USD	630	587,081
Zscaler, Inc., 0.125%, 7/1/25	USD	1,025	1,297,650
			$ 101,214,622
Total Convertible Bonds (identified cost $124,789,577)			$ 129,830,680

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
United States — 0.1%
Bank of America Corp., Series L, 7.25%	2,150	$ 2,655,250
Wells Fargo & Co., Series L, Class A, 7.50%	2,400	2,963,712
Total Convertible Preferred Stocks (identified cost $5,508,019)		$ 5,618,962

Exchange-Traded Funds — 0.2%
Security	Shares	Value

ProShares Short VIX Short-Term Futures ETF	224,200	$ 10,293,022
Total Exchange-Traded Funds (identified cost $11,075,571)		$ 10,293,022

Foreign Corporate Bonds — 6.7%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(1)	USD	2,233	$ 2,209,977
Security	Principal Amount (000's omitted)		Value
Argentina (continued)
Generacion Mediterranea SA/Central Termica Roca SA: (continued)
12.50%, 5/28/27(1)	USD	723	$ 702,631
Pan American Energy LLC, 8.50%, 4/30/32(1)	USD	3,159	3,341,037
Telecom Argentina SA, 9.50%, 7/18/31(1)	USD	1,796	1,854,370
Transportadora de Gas del Sur SA, 8.50%, 7/24/31(1)	USD	1,529	1,589,192
			$ 9,697,207
Brazil — 1.0%
Coruripe Netherlands BV, 10.00%, 2/10/27(12)	USD	6,807	$ 6,597,884
Gol Finance SA, 15.185%, (1 mo. SOFR + 10.50%), 1/29/25(1)(2)	USD	1,176	1,230,909
MV24 Capital BV, 6.748%, 6/1/34(12)	USD	5,537	5,377,386
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)(13)	USD	5,843	5,834,235
OHI Group SA:
13.00%, 7/22/29(1)	USD	10,990	10,869,110
13.00%, 7/22/29(12)	USD	1,774	1,754,486
Samarco Mineracao SA, 9.00%, 6/30/31(12)(14)	USD	12,699	12,067,750
Vale SA, Series A6, 0.00%(15)(16)	BRL	14,736	841,221
Yinson Boronia Production BV, 8.947%, 7/31/42(1)	USD	5,995	6,365,236
			$ 50,938,217
Cameroon — 0.1%
Golar LNG Ltd., 7.75%, 9/19/29(1)(12)	USD	4,200	$ 4,184,932
			$ 4,184,932
Canada — 0.0%(11)
Aris Gold Corp., 7.50%, 8/26/27	USD	1,822	$ 1,830,696
			$ 1,830,696
Chile — 0.0%(11)
AES Andes SA, 6.35% to 1/7/25, 10/7/79(12)(17)	USD	1,001	$ 995,318
			$ 995,318
China — 0.3%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(12)	USD	6,097	$ 5,638,887
Greentown China Holdings Ltd., 4.70%, 4/29/25(12)	USD	5,602	5,549,375
Kaisa Group Holdings Ltd., 9.375%, 6/30/24(12)(18)	USD	850	42,500
KWG Group Holdings Ltd., 7.875%, 8/30/24(18)	USD	519	45,477
Shimao Group Holdings Ltd., 5.60%, 7/15/26(12)(18)	USD	4,343	292,718
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(12)(14)	USD	219	38,348

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(12)(14)	USD	220	$ 36,380
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(12)(14)	USD	440	69,362
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(12)(14)	USD	662	102,639
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(12)(14)	USD	664	95,420
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(12)(14)	USD	313	42,978
Times China Holdings Ltd.:
5.55%, 6/4/24(12)(18)	USD	2,221	86,064
6.75%, 7/16/23(12)(18)	USD	1,041	40,339
West China Cement Ltd., 4.95%, 7/8/26(12)	USD	2,620	1,991,200
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(12)	USD	200	188,743
			$ 14,260,430
Colombia — 0.5%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	5,075	$ 5,144,781
Banco Davivienda SA, 6.65% to 4/22/31(12)(15)(17)	USD	1,417	1,188,412
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(12)(17)	USD	6,370	6,975,373
Bancolombia SA, 8.625% to 6/24/29, 12/24/34(17)	USD	5,635	5,874,679
Canacol Energy Ltd., 5.75%, 11/24/28(12)	USD	6,429	3,301,677
			$ 22,484,922
Costa Rica — 0.0%(11)
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	2,290	$ 2,457,456
			$ 2,457,456
Cyprus — 0.0%(11)
Bank of Cyprus PLC, 11.875% to 12/21/28(12)(15)(17)	EUR	213	$ 268,502
			$ 268,502
Georgia — 0.3%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(15)(17)	USD	200	$ 196,245
9.50% to 7/16/29(12)(15)(17)	USD	5,310	5,212,311
TBC Bank JSC:
8.894% to 11/6/26(12)(15)(17)	USD	3,132	3,029,484
10.25% to 7/30/29(12)(15)(17)	USD	5,170	5,133,630
			$ 13,571,670
Security	Principal Amount (000's omitted)		Value
Ghana — 0.2%
Kosmos Energy Ltd., 8.75%, 10/1/31(12)	USD	6,700	$ 6,537,836
Tullow Oil PLC, 10.25%, 5/15/26(12)	USD	2,891	2,646,767
			$ 9,184,603
Greece — 0.3%
Alpha Services & Holdings SA, 7.50% to 6/10/30(12)(15)(17)	EUR	5,109	$ 5,552,806
Piraeus Financial Holdings SA:
7.25% to 1/17/29, 4/17/34(12)(17)	EUR	2,200	2,590,476
8.75% to 6/16/26(12)(15)(17)	EUR	5,786	6,510,256
			$ 14,653,538
Hong Kong — 0.3%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(12)(15)(17)	USD	4,028	$ 3,858,079
Elect Global Investments Ltd., 4.10% to 6/3/25(12)(15)(17)	USD	3,278	3,166,548
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(12)	USD	5,996	5,695,939
			$ 12,720,566
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(12)(17)	EUR	2,758	$ 3,201,120
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(12)(17)	USD	2,538	2,700,432
			$ 5,901,552
Iceland — 0.0%
Wow Air Hf.:
0.00%(15)(18)(19)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(15)(18)(19)	EUR	900	0
			$ 0
India — 0.1%
Piramal Capital & Housing Finance Ltd., 7.80%, 1/29/28(12)	USD	3,284	$ 3,317,165
Vedanta Resources Finance II PLC, 13.875%, 12/9/28(12)	USD	3,866	3,898,298
			$ 7,215,463
Indonesia — 0.3%
Indika Energy Tbk. PT, 8.75%, 5/7/29(1)	USD	6,151	$ 6,332,255
LLPL Capital Pte. Ltd., 6.875%, 2/4/39(12)	USD	3,454	3,533,757
Minejesa Capital BV:
4.625%, 8/10/30(12)	USD	1,315	1,282,356
5.625%, 8/10/37(12)	USD	1,343	1,266,180
			$ 12,414,548

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Luxembourg — 0.2%
FORESEA Holding SA, 7.50%, 6/15/30(12)	USD	8,629	$ 8,287,137
			$ 8,287,137
Mexico — 0.9%
Alpha Holding SA de CV:
9.00%, 2/10/25(12)(18)	USD	2,654	$ 33,172
10.00%, 12/19/22(12)(18)	USD	1,440	17,997
Banco Mercantil del Norte SA:
5.875% to 1/24/27(12)(15)(17)	USD	433	418,834
7.625% to 1/10/28(12)(15)(17)	USD	563	559,087
8.375% to 10/14/30(12)(15)(17)	USD	1,314	1,351,684
BBVA Bancomer SA:
5.125% to 1/17/28, 1/18/33(12)(17)	USD	2,994	2,793,993
8.45% to 6/29/33, 6/29/38(1)(17)	USD	1,771	1,863,740
8.45% to 6/29/33, 6/29/38(12)(17)	USD	2,443	2,570,930
Controladora Mabe SA de CV, 5.60%, 10/23/28(12)	USD	2,200	1,905,783
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB, 13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(12)(14)	USD	5,370	5,569,764
Financiera Independencia SAB de CV SOFOM ENR, 10.00% to 3/1/26, 3/1/28(5)(12)	USD	1,304	1,300,740
Grupo Aeromexico SAB de CV, 8.625%, 11/15/31(1)(13)	USD	8,434	8,431,892
Petroleos Mexicanos:
6.75%, 9/21/47	USD	3,869	2,772,623
6.84%, 1/23/30	USD	11,039	10,200,510
Total Play Telecomunicaciones SA de CV:
6.375%, 9/20/28(12)	USD	3,653	2,048,060
10.50%, 12/31/28(12)	USD	476	409,717
10.50%, 12/31/28(1)	USD	1,896	1,631,984
			$ 43,880,510
Moldova — 0.0%(11)
Aragvi Finance International DAC, 8.45%, 4/29/26(12)	USD	2,597	$ 2,588,690
			$ 2,588,690
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(12)	USD	5,851	$ 5,588,202
			$ 5,588,202
Panama — 0.0%(11)
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(12)	USD	2,405	$ 2,125,777
			$ 2,125,777
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.1%
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	2,421	$ 1,705,922
7.70%, 7/21/28(12)(20)	USD	3,388	2,387,305
			$ 4,093,227
Peru — 0.3%
Auna SA:
10.00%, 12/15/29(1)	USD	5,696	$ 6,037,231
10.00%, 12/15/29(12)	USD	1,200	1,271,921
Camposol SA, 6.00%, 2/3/27(12)	USD	1,808	1,662,036
Peru LNG SRL, 5.375%, 3/22/30(12)	USD	4,319	3,879,834
Telefonica del Peru SAA, 7.375%, 4/10/27(12)	PEN	4,500	894,905
			$ 13,745,927
Romania — 0.1%
Banca Transilvania SA:
7.25% to 12/7/27, 12/7/28(12)(17)	EUR	2,058	$ 2,400,215
8.875% to 4/27/26, 4/27/27(12)(17)	EUR	482	555,570
			$ 2,955,785
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(12)(15)(17)(18)(19)	USD	1,226	$ 0
			$ 0
Saint Lucia — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	7,242	$ 7,282,839
			$ 7,282,839
Singapore — 0.1%
Puma International Financing SA, 7.75%, 4/25/29(1)	USD	2,737	$ 2,798,617
			$ 2,798,617
Togo — 0.0%(11)
Ecobank Transnational, Inc., 10.125%, 10/15/29(1)	USD	2,475	$ 2,560,140
			$ 2,560,140
Turkey — 0.4%
Eregli Demir ve Celik Fabrikalari TAS, 8.375%, 7/23/29(12)	USD	3,471	$ 3,570,895
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(12)	USD	3,213	3,045,833

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Turkey (continued)
WE Soda Investments Holding PLC, 9.50%, 10/6/28(12)	USD	4,506	$ 4,657,852
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(12)	USD	7,402	7,428,079
			$ 18,702,659
Ukraine — 0.0%(11)
Kernel Holding SA, 6.75%, 10/27/27(12)	USD	503	$ 301,800
			$ 301,800
United Arab Emirates — 0.1%
Ittihad International Ltd., 9.75%, 11/9/28(12)	USD	5,060	$ 5,191,049
			$ 5,191,049
United Kingdom — 0.1%
Avianca Midco 2 PLC:
9.00%, 12/1/28(12)	USD	1,331	$ 1,316,332
9.00%, 12/1/28(12)	USD	5,158	5,100,208
			$ 6,416,540
Uzbekistan — 0.2%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(12)	UZS	51,340,000	$ 4,016,001
Uzbek Industrial & Construction Bank ATB, 8.95%, 7/24/29(12)	USD	5,025	5,064,635
			$ 9,080,636
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(12)(18)	USD	5,670	$ 563,456
5.50%, 4/12/37(12)(18)	USD	817	80,922
6.00%, 10/28/22(12)(18)	USD	2,115	169,226
6.00%, 5/16/24(12)(18)	USD	13,368	1,289,980
6.00%, 11/15/26(12)(18)	USD	60,694	5,917,632
9.00%, 11/17/21(12)(18)	USD	344	35,339
9.75%, 5/17/35(12)(18)	USD	1,954	221,802
12.75%, 2/17/22(12)(18)	USD	928	104,230
			$ 8,382,587
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(12)	USD	2,841	$ 2,773,624
			$ 2,773,624
Total Foreign Corporate Bonds (identified cost $338,382,426)			$ 329,535,366

Government National Mortgage Association Participation Agreements — 2.4%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements:
6.672%, 1/1/59(21)	$18,268	$ 18,360,074
7.35%, 9/15/25(21)	96,675	97,163,500
Total Government National Mortgage Association Participation Agreements (identified cost $107,741,078)		$ 115,523,574

Insurance Linked Securities — 2.6%
Security	Shares	Value
Reinsurance Side Cars — 1.5%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(1)(19)(22)(23)	41,325	$ 950
Series 2021B, 0.00%, 3/21/25(1)(19)(22)(23)	394,291	59,538
Series 2022B, 0.00%, 3/20/26(1)(19)(22)(23)	21,257	20,229
Series 2022A, 0.00%, 3/20/26(1)(19)(22)(23)	79,810	51,238
Series 2023A, 0.00%, 3/19/27(1)(19)(22)(23)	257,143	952,946
Series 2023B, 0.00%, 3/19/27(1)(19)(22)(23)	31,162	650,020
Series 2024A, 0.00%, 3/17/28(1)(19)(22)(23)	7,700,000	8,798,790
Series 2024B, 0.00%, 3/17/28(1)(19)(22)(23)	26,300,000	30,481,700
Mt. Logan Re Ltd.:
Series 13, Preference Shares(19)(23)(24)	10,000	23,052,782
Series 17, Preference Shares(10)(19)(23)(24)	860	1,956,496
Series 19, Preference Shares(10)(19)(23)(24)	7,464	10,324,497
		$ 76,349,186
Segregated Account/Funds — 1.1%
1863 Fund Ltd. - Core Nat Cat Fund(19)(23)	13,000	$ 13,544,700
PartnerRe ILS Fund SAC Ltd.(19)(23)(24)	34,000	38,341,800
		$ 51,886,500
Total Insurance Linked Securities (identified cost $96,067,048)		$ 128,235,686

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(12)(19)(25)	UZS	97,751,435	$ 7,687,958
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(12)(19)(25)	UZS	3,683,800	288,103
Total Loan Participation Notes (identified cost $8,881,132)			$ 7,976,061

Preferred Stocks — 0.2%
Security	Principal Amount/ Shares	Value
United States — 0.2%
AH Parent, Inc. (Alliant), Series A, 10% cash or 10.50% PIK(10)(24)	$8,000,000	$ 7,898,672
Boeing Co., 6.00%(10)	27,000	1,450,710
Hewlett Packard Enterprise Co., 7.625%(10)	16,000	925,600
Total Preferred Stocks (identified cost $10,030,000)		$ 10,274,982

Senior Floating-Rate Loans — 0.4%(26)
Borrower/Description	Principal Amount (000's omitted)	Value
Brazil — 0.0%(11)
Clealco Acucar E Alcool SA, Term Loan, 13.783%, (SOFR + 10.00%), 12/31/24	$456	$ 456,039
		$ 456,039
Jamaica — 0.1%
Digicel International Finance Ltd., Term Loan, 11.335%, (SOFR + 6.75%), 5/25/27	$4,826	$ 4,824,735
		$ 4,824,735
Paraguay — 0.1%
Frigorifico Concepcion SA, Term Loan, 10.494%, (SOFR + 5.50%), 12/8/26	$5,420	$ 5,480,975
		$ 5,480,975
Borrower/Description	Principal Amount (000's omitted)	Value
United States — 0.1%
HTA Group Ltd.:
Term Loan, 9.641%, (SOFR + 4.31%), 9/13/28	$690	$ 686,550
Term Loan, 9.641%, (SOFR + 4.31%), 9/13/28	4,250	4,228,750
		$ 4,915,300
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Co., Term Loan, 9.407%, (SOFR + 4.76%), 4/23/27	$2,788	$ 2,781,190
		$ 2,781,190
Total Senior Floating-Rate Loans (identified cost $18,259,024)		$ 18,458,239

Sovereign Government Bonds — 13.1%
Security	Principal Amount (000's omitted)		Value
Benin — 0.1%
Benin Government International Bonds:
4.875%, 1/19/32(12)	EUR	120	$ 116,793
6.875%, 1/19/52(12)	EUR	2,774	2,520,676
			$ 2,637,469
Colombia — 0.6%
Titulos De Tesoreria B, 2.25%, 4/18/29	COP	142,245,143	$ 28,260,911
			$ 28,260,911
Czech Republic — 1.1%
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	1,436,300	$ 52,319,890
			$ 52,319,890
Dominican Republic — 0.6%
Dominican Republic Bonds:
12.00%, 8/8/25(1)	DOP	450,030	$ 7,570,418
12.75%, 9/23/29(1)	DOP	794,700	14,719,285
13.625%, 2/3/33(1)	DOP	8,000	160,344
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	5,045,308
13.00%, 12/5/25(1)	DOP	12,940	219,223
			$ 27,714,578

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Egypt — 0.1%
Egypt Government International Bonds, 5.625%, 4/16/30(12)	EUR	5,830	$ 5,394,752
			$ 5,394,752
Iceland — 0.3%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,468,763	$ 8,702,220
6.50%, 1/24/31	ISK	285,839	2,050,581
7.00%, 9/17/35	ISK	553,340	4,202,045
			$ 14,954,846
New Zealand — 4.3%
New Zealand Government Bonds:
2.75%, 4/15/37(12)(20)	NZD	261,294	$ 127,677,913
5.00%, 5/15/54(20)	NZD	143,631	85,782,270
			$ 213,460,183
Peru — 1.6%
Peru Government Bonds:
5.40%, 8/12/34	PEN	164,383	$ 39,140,553
6.714%, 2/12/55	PEN	5,641	1,422,392
6.90%, 8/12/37	PEN	23,446	6,055,892
7.60%, 8/12/39(1)(12)	PEN	112,317	30,553,687
			$ 77,172,524
Serbia — 0.6%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 30,114,695
			$ 30,114,695
South Africa — 3.3%
Republic of South Africa Government Bonds:
8.50%, 1/31/37	ZAR	413,920	$ 19,703,200
8.875%, 2/28/35	ZAR	2,564,040	130,323,647
10.875%, 3/31/38	ZAR	230,000	12,758,115
			$ 162,784,962
Suriname — 0.3%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(1)	USD	3,652	$ 3,725,040
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	9,267	8,827,124
			$ 12,552,164
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(12)	USD	6,280	$ 6,452,562
Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(12)	UZS	6,450,000	$ 507,861
			$ 6,960,423
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(12)(18)	USD	799	$ 98,600
7.00%, 3/31/38(12)(18)	USD	183	25,429
7.65%, 4/21/25(12)(18)	USD	37	5,172
7.75%, 10/13/19(12)(18)	USD	1,813	235,094
8.25%, 10/13/24(12)(18)	USD	4,000	556,845
9.25%, 9/15/27(18)	USD	23,637	3,648,962
9.25%, 5/7/28(12)(18)	USD	13,236	1,976,821
11.75%, 10/21/26(12)(18)	USD	586	94,680
11.95%, 8/5/31(12)(18)	USD	3,727	585,312
12.75%, 8/23/22(12)(18)	USD	610	97,075
			$ 7,323,990
Total Sovereign Government Bonds (identified cost $644,268,482)			$ 641,651,387

U.S. Department of Agriculture Loans — 0.6%
Security	Principal Amount (000's omitted)	Value
Louisiana Pepper Exchange LLC, 7.50%, 2/16/43	$11,376	$ 11,378,275
USDA Guaranteed Loans:
7.50%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	14,593	14,595,438
7.50%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/63(2)	1,406	1,405,951
Total U.S. Department of Agriculture Loans (identified cost $27,375,007)		$ 27,379,664

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(8)
Series 2021-SB91, Class X1, 0.562%, 8/25/41(3)	$22,788	$ 603,832
Series 2021-SB92, Class X1, 0.57%, 8/25/41(3)	22,435	585,325
Government National Mortgage Association:
Interest Only:(8)
Series 2021-101, Class IO, 0.676%, 4/16/63(3)	26,238	1,339,858

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-132, Class IO, 0.72%, 4/16/63(3)	$63,753	$ 3,394,533
Series 2021-144, Class IO, 0.821%, 4/16/63(3)	25,147	1,493,096
Series 2021-186, Class IO, 0.764%, 5/16/63(3)	46,635	2,574,571
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	66,450	3,263,966
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $16,893,045)		$ 13,255,181

U.S. Government Agency Mortgage-Backed Securities — 26.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.616%, (COF + 1.253%), with maturity at 2035(27)	$26	$ 25,685
4.854%, (COF + 1.251%), with maturity at 2030(27)	38	37,242
6.00%, with various maturities to 2053	4,385	4,435,235
6.50%, with maturity at 2053	5,842	6,008,476
7.00%, with various maturities to 2053	1,291	1,357,056
Federal National Mortgage Association:
4.532%, (COF + 1.254%), with maturity at 2035(27)	10	9,529
5.32%, (COF + 1.793%), with maturity at 2035(27)	251	246,122
5.50%, with maturity at 2054	1,176	1,169,035
6.00%, with various maturities to 2053	16,997	17,166,433
6.50%, with various maturities to 2053	16,528	16,997,224
8.50%, with maturity at 2032	64	67,064
9.50%, with maturity at 2028	4	4,178
Government National Mortgage Association:
5.00%, with maturity at 2052	17,661	17,329,709
5.50%, with various maturities to 2063	66,548	66,600,305
6.00%, with various maturities to 2064	192,400	195,192,663
6.50%, with various maturities to 2064	211,786	216,720,367
7.00%, with various maturities to 2064	57,349	58,544,603
7.50%, with various maturities to 2054	25,828	26,343,039
8.00%, with various maturities to 2054	10,417	10,649,348
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(28)	173,671	168,800,076
5.50%, 30-Year, TBA(28)	275,600	273,005,487
6.00%, 30-Year, TBA(28)	210,150	211,529,099
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,299,766,111)		$1,292,237,975

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(29)(30) Series 2018-1, Class A, 2.624%, 3/25/44(1)	$134,310	$ 7,400,513
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $31,433,822)		$ 7,400,513

Short-Term Investments — 4.5%
Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(31)	126,551,697	$ 126,551,697
Total Affiliated Fund (identified cost $126,551,697)		$ 126,551,697

Repurchase Agreements — 0.5%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 9/20/24 with an interest rate of 4.50%, collateralized by USD 5,000,000 Brazil Government International Bonds, 6.125%, due 3/15/34 and a market value, including accrued interest, of $4,992,445(32)	USD	5,119	$ 5,118,750
Dated 10/7/24 with an interest rate of 4.60%, collateralized by USD 2,000,000 Colombia Government International Bonds, 7.50%, due 2/2/34 and a market value, including accrued interest, of $2,021,443(32)	USD	2,090	2,090,000
Dated 10/7/24 with an interest rate of 4.62%, collateralized by USD 2,000,000 Mexico Government International Bonds, 6.00%, due 5/7/36 and a market value, including accrued interest, of $2,003,331(32)	USD	2,068	2,067,500
Dated 10/8/24 with an interest rate of 4.50%, collateralized by USD 2,000,000 Chile Government International Bonds, 3.50%, due 1/31/34 and a market value, including accrued interest, of $1,790,891(32)	USD	1,805	1,805,000
Barclays Bank PLC:
Dated 10/8/24 with an interest rate of 4.60%, collateralized by USD 2,000,000 Romania Government International Bonds, 7.125%, due 1/17/33 and a market value, including accrued interest, of $2,163,337(32)	USD	2,305	2,305,000

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 10/4/24 with an interest rate of 4.30%, collateralized by USD 2,000,000 Republic of South Africa Government International Bonds, 5.875%, due 4/20/32 and a market value, including accrued interest, of $1,923,670(32)	USD	2,035	$ 2,034,507
Nomura International PLC:
Dated 10/7/24 with an interest rate of 4.55%, collateralized by USD 2,000,000 Indonesia Government International Bonds, 4.85%, due 1/11/33 and a market value, including accrued interest, of $2,010,452(32)	USD	2,078	2,078,250
Dated 10/8/24 with an interest rate of 4.45%, collateralized by USD 2,000,000 Philippines Government International Bonds, 5.00%, due 7/17/33 and a market value, including accrued interest, of $2,034,373(32)	USD	2,117	2,116,650
Dated 10/11/24 with an interest rate of 4.55%, collateralized by USD 2,000,000 Peru Government International Bonds, 3.00%, due 1/15/34 and a market value, including accrued interest, of $1,667,556(32)	USD	1,756	1,756,125
Total Repurchase Agreements (identified cost $21,371,782)			$ 21,371,782

Sovereign Government Securities — 0.5%
Security	Principal Amount (000's omitted)		Value
Egypt — 0.5%
Egypt Treasury Bills:
0.00%, 12/10/24	EGP	438,200	$ 8,715,583
0.00%, 3/11/25	EGP	938,950	17,438,396
Total Sovereign Government Securities (identified cost $26,161,525)			$ 26,153,979

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/7/24(33)	$13,500	$ 13,489,529
0.00%, 11/14/24	4,000	3,993,310
0.00%, 11/21/24(33)	10,000	9,974,404
0.00%, 12/5/24(33)	4,927	4,905,330
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 12/12/24	$13,488	$ 13,417,662
Total U.S. Treasury Obligations (identified cost $45,779,006)		$ 45,780,235
Total Short-Term Investments (identified cost $219,864,010)		$ 219,857,693

Total Purchased Options and Swaptions — 0.0%(11) (identified cost $1,990,142)	$ 824,030
Total Investments — 116.7% (identified cost $5,790,388,186)	$5,728,636,264
TBA Sale Commitments — (0.8)%
U.S. Government Agency Mortgage-Backed Securities — (0.8)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
6.50%, 30-Year, TBA(28)	$(38,667)	$ (39,318,153)
7.00%, 30-Year, TBA(28)	(1,300)	(1,329,808)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $40,917,762)		$ (40,647,961)
Total TBA Sale Commitments (proceeds $40,917,762)		$ (40,647,961)
Securities Sold Short — (0.4)%
Sovereign Government Bonds — (0.4)%
Security	Principal Amount (000's omitted)		Value
Brazil — (0.1)%
Brazil Government International Bonds, 6.125%, 3/15/34	USD	(5,000)	$ (4,953,313)
			$ (4,953,313)
Chile — (0.0)%(11)
Chile Government International Bonds, 3.50%, 1/31/34	USD	(2,000)	$ (1,773,196)
			$ (1,773,196)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Colombia — (0.1)%
Colombia Government International Bonds, 7.50%, 2/2/34	USD	(2,000)	$ (1,984,360)
			$ (1,984,360)
Indonesia — (0.0)%(11)
Indonesia Government International Bonds, 4.85%, 1/11/33	USD	(2,000)	$ (1,980,813)
			$ (1,980,813)
Mexico — (0.0)%(11)
Mexico Government International Bonds, 6.00%, 5/7/36	USD	(2,000)	$ (1,945,331)
			$ (1,945,331)
Peru — (0.0)%(11)
Peru Government International Bonds, 3.00%, 1/15/34	USD	(2,000)	$ (1,649,889)
			$ (1,649,889)
Philippines — (0.1)%
Philippines Government International Bonds, 5.00%, 7/17/33	USD	(2,000)	$ (2,005,484)
			$ (2,005,484)
Romania — (0.1)%
Romania Government International Bonds, 7.125%, 1/17/33(12)	USD	(2,000)	$ (2,122,170)
			$ (2,122,170)
South Africa — (0.0)%(11)
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	(2,000)	$ (1,920,080)
			$ (1,920,080)
Total Sovereign Government Bonds (proceeds $20,853,079)			$ (20,334,636)
Total Securities Sold Short (proceeds $20,853,079)			$ (20,334,636)

Other Assets, Less Liabilities — (15.5)%	$ (759,025,829)
Net Assets — 100.0%	$4,908,627,838

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $1,471,727,941 or 30.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2024.
(4)	When-issued, variable rate security whose interest rate will be determined after October 31, 2024.
(5)	Step coupon security. Interest rate represents the rate in effect at October 31, 2024.
(6)	When-issued, inverse floating-rate security whose interest rate will be determined after October 31, 2024.
(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2024.
(8)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(9)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(10)	Non-income producing security.
(11)	Amount is less than 0.05% or (0.05)%, as applicable.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities is $420,563,848 or 8.6% of the Portfolio's net assets.
(13)	When-issued security.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at October 31, 2024.
(17)	Security converts to variable rate after the indicated fixed-rate coupon period.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

(20)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(21)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(22)	Quantity held represents principal in USD.
(23)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(24)	Restricted security (see Note 5).
(25)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(26)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(27)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2024.
(28)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(29)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(30)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2024 of all interest only securities comprising the trust.
(31)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2024.
(32)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(33)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put EUR vs. Call USD	Bank of America, N.A.	EUR	133,640,000	USD	1.07	11/21/24	$372,430
Put EUR vs. Call USD	BNP Paribas	EUR	162,010,000	USD	1.07	11/21/24	451,492
Total							$823,922
(1)	Amount is less than 0.05%.
Purchased Interest Rate Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 11/21/26 to pay SAIBOR and receive 4.41%	JPMorgan Chase Bank, N.A.	SAR	621,483,000	11/19/24	$ 98
Option to enter into interest rate swap expiring 11/25/26 to pay SAIBOR and receive 4.30%	JPMorgan Chase Bank, N.A.	SAR	414,322,000	11/21/24	10
Total					$108
(1)	Amount is less than 0.05%.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,628	USD	6,238	12/18/24	$ (104)
EUR	1,084,472	USD	1,201,927	12/18/24	(20,088)
EUR	1,901,120	USD	2,107,496	12/18/24	(35,688)
EUR	2,021,205	USD	2,240,114	12/18/24	(37,439)
IDR	503,740,795,188	USD	32,415,753	12/18/24	(396,294)
IDR	367,500,000,000	USD	24,158,559	12/18/24	(799,024)
IDR	392,226,543,528	USD	25,863,933	12/18/24	(932,695)
IDR	384,000,000,000	USD	25,383,395	12/18/24	(975,064)
PEN	24,964,700	USD	6,588,383	12/18/24	24,285
PEN	74,964,077	USD	19,895,981	12/18/24	(39,443)
PEN	69,473,000	USD	18,471,458	12/18/24	(69,400)
USD	38,561,796	COP	162,790,548,000	12/18/24	1,989,615
USD	21,068,854	COP	89,274,000,000	12/18/24	1,012,746
USD	52,512,650	EUR	47,380,982	12/18/24	877,653
USD	25,129,360	EUR	22,673,655	12/18/24	419,991
USD	17,827,246	EUR	16,085,123	12/18/24	297,950
USD	7,130,619	EUR	6,433,797	12/18/24	119,175
USD	6,868,274	EUR	6,197,089	12/18/24	114,791
USD	5,657,986	EUR	5,105,073	12/18/24	94,563
USD	4,681,627	EUR	4,224,127	12/18/24	78,245
USD	3,259,001	EUR	2,940,523	12/18/24	54,468
USD	2,912,344	EUR	2,627,742	12/18/24	48,674
USD	2,548,639	EUR	2,299,580	12/18/24	42,596
USD	1,876,284	EUR	1,692,929	12/18/24	31,359
USD	1,341,820	EUR	1,210,694	12/18/24	22,426
USD	997,476	EUR	900,000	12/18/24	16,671
USD	571,010	EUR	515,209	12/18/24	9,543
USD	25,785,184	IDR	398,608,000,000	12/18/24	448,319
USD	15,661,610	IDR	242,105,000,000	12/18/24	272,602
USD	11,356,768	IDR	175,562,000,000	12/18/24	197,457
USD	10,166,574	IDR	157,151,543,528	12/18/24	177,493
USD	8,946,407	IDR	138,345,000,000	12/18/24	152,734
USD	8,945,412	IDR	138,345,000,000	12/18/24	151,739
USD	6,897,953	IDR	106,632,000,000	12/18/24	120,064
USD	4,477,764	IDR	69,215,795,188	12/18/24	78,175
USD	4,474,111	IDR	69,172,000,000	12/18/24	77,307
USD	3,940,377	IDR	60,933,000,000	12/18/24	67,270
USD	3,939,874	IDR	60,932,000,000	12/18/24	66,831
USD	1,970,570	IDR	30,466,000,000	12/18/24	34,049
USD	64,436	PEN	244,000	12/18/24	(195)
USD	291,489	PEN	1,104,000	12/18/24	(939)
USD	871,207	PEN	3,299,000	12/18/24	(2,634)
USD	339,679	PEN	1,296,080	12/18/24	(3,627)
USD	508,930	PEN	1,952,000	12/18/24	(8,117)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	3,941,702	PEN	14,929,000	12/18/24	$ (12,702)
USD	5,287,189	PEN	20,021,000	12/18/24	(15,987)
USD	5,732,519	PEN	21,873,000	12/18/24	(61,217)
USD	23,921,900	PEN	90,603,000	12/18/24	(77,087)
USD	7,657,932	PEN	29,372,000	12/18/24	(122,144)
USD	33,998,260	PEN	129,723,762	12/18/24	(363,062)
USD	46,845,522	PEN	179,676,000	12/18/24	(747,184)
					$2,378,657
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	337,735	USD	366,783	UBS AG	11/8/24	$ 650	$ —
USD	8,805,213	EUR	8,050,000	Citibank, N.A.	11/8/24	47,330	—
USD	5,033,162	EUR	4,600,000	Citibank, N.A.	11/8/24	28,657	—
USD	5,032,101	EUR	4,600,000	Citibank, N.A.	11/8/24	27,597	—
USD	3,373,165	EUR	3,123,755	Goldman Sachs International	11/8/24	—	(25,280)
USD	6,289,333	EUR	5,750,000	State Street Bank and Trust Company	11/8/24	33,702	—
USD	1,010,038	EUR	925,025	State Street Bank and Trust Company	11/8/24	3,670	—
USD	940,988	EUR	869,030	State Street Bank and Trust Company	11/8/24	—	(4,460)
USD	1,297,454	EUR	1,203,750	State Street Bank and Trust Company	11/8/24	—	(12,150)
CNH	22,237,752	USD	3,184,647	Bank of America, N.A.	12/18/24	—	(52,919)
CNH	22,749,000	USD	3,258,157	Bank of America, N.A.	12/18/24	—	(54,429)
CNH	22,158,000	USD	3,173,492	Citibank, N.A.	12/18/24	—	(52,995)
CNH	22,586,000	USD	3,234,517	Citibank, N.A.	12/18/24	—	(53,745)
CNH	23,635,000	USD	3,383,626	Citibank, N.A.	12/18/24	—	(55,123)
CNH	23,222,000	USD	3,326,313	Citibank, N.A.	12/18/24	—	(55,973)
CNH	10,931,000	USD	1,562,565	HSBC Bank USA, N.A.	12/18/24	—	(23,159)
CNH	14,770,000	USD	2,112,819	HSBC Bank USA, N.A.	12/18/24	—	(32,769)
CNH	29,661,570	USD	4,242,438	HSBC Bank USA, N.A.	12/18/24	—	(65,218)
CNH	68,723,430	USD	9,829,583	HSBC Bank USA, N.A.	12/18/24	—	(151,305)
CNH	17,727,000	USD	2,543,792	JPMorgan Chase Bank, N.A.	12/18/24	—	(47,309)
CNH	21,567,248	USD	3,090,977	UBS AG	12/18/24	—	(53,675)
CNH	23,931,000	USD	3,426,448	UBS AG	12/18/24	—	(56,260)
CNH	23,931,000	USD	3,427,123	UBS AG	12/18/24	—	(56,936)
CNH	23,045,000	USD	3,305,580	UBS AG	12/18/24	—	(60,167)
EUR	46,376,523	CZK	1,166,068,117	JPMorgan Chase Bank, N.A.	12/18/24	390,472	—
MXN	18,200,492	USD	909,668	Standard Chartered Bank	12/18/24	—	(6,905)
USD	6,618,348	CAD	8,888,742	BNP Paribas	12/18/24	224,284	—
USD	40,445	CAD	54,320	BNP Paribas	12/18/24	1,371	—
USD	45,067,508	CNH	317,954,877	Bank of America, N.A.	12/18/24	290,123	—

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	24,371,473	CNH	171,000,000	BNP Paribas	12/18/24	$ 289,650	$ —
USD	18,154,509	CNH	128,000,000	BNP Paribas	12/18/24	128,350	—
USD	12,129,362	CNH	85,400,000	Goldman Sachs International	12/18/24	102,534	—
USD	12,777,194	CNH	90,000,000	Standard Chartered Bank	12/18/24	102,551	—
USD	27,255,894	CNH	192,000,000	UBS AG	12/18/24	216,655	—
USD	17,635,332	CNH	124,000,000	UBS AG	12/18/24	172,490	—
USD	11,398,756	CNH	80,000,000	UBS AG	12/18/24	132,406	—
USD	15,896,886	CNH	112,000,000	UBS AG	12/18/24	123,996	—
USD	1,546,523	NZD	2,500,000	Bank of America, N.A.	12/18/24	51,677	—
USD	634,553	NZD	1,025,895	Goldman Sachs International	12/18/24	21,131	—
USD	34,614,806	ZAR	621,128,287	BNP Paribas	12/18/24	—	(484,270)
USD	6,391,818	ZAR	110,266,464	Citibank, N.A.	12/18/24	160,817	—
USD	9,640,806	ZAR	168,000,000	Citibank, N.A.	12/18/24	147,365	—
USD	18,232,371	ZAR	314,612,327	HSBC Bank USA, N.A.	12/18/24	454,076	—
USD	6,447,151	ZAR	111,385,627	Standard Chartered Bank	12/18/24	152,907	—
USD	12,881,171	ZAR	227,034,725	State Street Bank and Trust Company	12/18/24	51,762	—
USD	14,331,616	ZAR	256,971,606	State Street Bank and Trust Company	12/18/24	—	(189,485)
USD	19,316,882	ZAR	332,553,652	UBS AG	12/18/24	524,748	—
USD	11,465,359	ZAR	205,172,598	UBS AG	12/18/24	—	(128,653)
USD	37,010,756	ZAR	657,958,708	UBS AG	12/18/24	—	(169,555)
USD	3,211,319	OMR	1,237,000	Standard Chartered Bank	1/8/25	—	(1,785)
USD	5,293,684	OMR	2,039,000	Standard Chartered Bank	1/15/25	—	(2,562)
USD	981,257	OMR	378,000	BNP Paribas	1/29/25	—	(569)
USD	24,125,500	OMR	9,293,625	Standard Chartered Bank	1/29/25	—	(13,981)
USD	1,611,019	EUR	1,483,769	HSBC Bank USA, N.A.	1/31/25	—	(9,140)
USD	4,828,281	SAR	18,220,000	Standard Chartered Bank	6/18/25	—	(14,687)
						$3,880,971	$(1,935,464)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	190	Long	12/27/24	$ 52,236,700	$ 1,926,156
Interest Rate Futures
U.S. 2-Year Treasury Note	44	Long	12/31/24	9,061,594	(4,015)
U.S. 5-Year Treasury Note	19,522	Long	12/31/24	2,093,429,469	(52,126,337)
U.S. 10-Year Treasury Note	1,739	Long	12/19/24	192,105,156	(5,776,479)
U.S. Long Treasury Bond	66	Long	12/19/24	7,785,938	(470,605)
U.S. Ultra 10-Year Treasury Note	31	Long	12/19/24	3,526,250	(145,487)
U.S. Ultra-Long Treasury Bond	81	Long	12/19/24	10,175,625	(638,589)
Euro-Bobl	(136)	Short	12/6/24	(17,478,400)	87,884

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
Euro-Bund	(741)	Short	12/6/24	$ (106,233,786)	$ 821,559
Euro-Buxl	(5)	Short	12/6/24	(719,873)	9,219
Euro-Schatz	(71)	Short	12/6/24	(8,228,110)	4,246
U.S. 5-Year Treasury Note	(273)	Short	12/31/24	(29,274,984)	164,155
U.S. Ultra-Long Treasury Bond	(2,221)	Short	12/19/24	(279,013,125)	17,277,297
					$(38,870,996)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 784,416
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	2,783,222
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	455,200
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	455,200
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	454,502
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	522,896
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(902,526)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(2,991,436)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(453,862)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(453,862)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(455,983)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(587,892)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,870	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	$ 676,359
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,578,801)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(3,196,838)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(712,886)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(260,888)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	3,424,147
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	382,924
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	185,830
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	271,865
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	349,439
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	340,042
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	331,108
USD	7,955	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	135,374
							$(42,450)
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,608,051
								$2,608,051

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	71,500	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.85% (pays upon termination)	1/2/29	$ 468,711	$ —	$ 468,711
CLP	33,594,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.64% (pays semi-annually)	12/18/29	555,995	—	555,995
CLP	15,985,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	405,905	—	405,905
CLP	10,920,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	272,713	—	272,713
CLP	5,285,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	81,030	—	81,030
CLP	13,103,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	184,418	—	184,418
CLP	7,128,694	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	94,356	—	94,356
CLP	13,102,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	162,435	—	162,435
CLP	6,551,306	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	64,743	—	64,743
CLP	12,297,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	12/18/34	234,930	—	234,930
CNY	214,810	Receives	7-day China Fixing Repo Rates (pays quarterly)	1.82% (pays quarterly)	12/18/29	(73,264)	—	(73,264)
CNY	173,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	1.84% (pays quarterly)	12/18/29	(79,179)	—	(79,179)
COP	106,555,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.30% (pays quarterly)	12/18/29	836,986	—	836,986
CZK	783,200	Receives	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	12/18/29	44,513	—	44,513
CZK	99,886	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	70,181	—	70,181
CZK	199,772	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	149,745	—	149,745
CZK	300,341	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	232,486	—	232,486
CZK	386,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.98% (pays annually)	9/20/33	315,240	—	315,240
CZK	540,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.37% (pays annually)	9/18/34	(745,197)	—	(745,197)
CZK	225,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.38% (pays annually)	9/18/34	(304,314)	—	(304,314)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	400,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.39% (pays annually)	9/18/34	$ (533,670)	$ —	$ (533,670)
INR	5,997,100	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	12/18/29	603,638	—	603,638
KRW	15,611,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.87% (pays quarterly)	12/18/29	45,163	—	45,163
KRW	19,253,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.88% (pays quarterly)	12/18/29	50,066	—	50,066
KRW	20,825,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.89% (pays quarterly)	12/18/29	43,173	—	43,173
KRW	14,570,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.90% (pays quarterly)	12/18/29	25,495	—	25,495
KRW	7,285,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.91% (pays quarterly)	12/18/29	9,649	—	9,649
MXN	654,400	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.81% (pays monthly)	10/1/29	994,177	—	994,177
PLN	115,670	Receives	6-month PLN WIBOR (pays semi-annually)	4.67% (pays annually)	12/18/29	417,077	—	417,077
SGD	19,360	Receives	SORA (pays semi-annually)	2.28% (pays semi-annually)	12/18/29	187,853	—	187,853
SGD	21,210	Receives	SORA (pays semi-annually)	2.29% (pays semi-annually)	12/18/29	201,695	—	201,695
THB	498,800	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.06% (pays semi-annually)	12/18/29	7,386	—	7,386
THB	480,300	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.06% (pays semi-annually)	12/18/29	4,412	—	4,412
THB	566,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.07% (pays semi-annually)	12/18/29	(371)	—	(371)
TWD	469,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	419,446	—	419,446
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	544,709	—	544,709
TWD	633,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	509,600	—	509,600
TWD	1,493,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	1,174,929	—	1,174,929
TWD	514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	391,944	—	391,944
TWD	2,056,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	1,539,707	—	1,539,707
TWD	623,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	458,485	—	458,485
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	454,097	—	454,097

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	797,900	Receives	3-month ZAR JIBAR (pays quarterly)	7.83% (pays quarterly)	12/18/29	$ 173,008	$ —	$ 173,008
Total						$10,694,101	$ —	$10,694,101
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	192,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	$(133,992)
Goldman Sachs International	MYR	150,297	Receives	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	12/18/29	131,392
JPMorgan Chase Bank, N.A.	MYR	112,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(90,773)
JPMorgan Chase Bank, N.A.	MYR	119,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(94,528)
Nomura International PLC	MYR	238,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	(120,172)
Standard Chartered Bank	MYR	119,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	(83,047)
Standard Chartered Bank	MYR	128,903	Receives	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	12/18/29	120,175
Total							$(270,945)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$7,651	1.00% (pays quarterly)(1)	12/20/29	$ 189,232	$(184,858)	$ 4,374
Malaysia	18,630	1.00% (pays quarterly)(1)	12/20/29	(528,286)	521,980	(6,306)
Total				$(339,054)	$337,122	$(1,932)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Deutsche Bank AG	$ 9,736	4.00% (pays monthly)	2.44%	7/6/26	$118,295	$ —	$118,295
U.S. Single Family Rental	Goldman Sachs International	6,921	7.85% (pays annually)	8.21	3/18/28	12,549	15,057	27,606
Total		$16,657				$130,844	$15,057	$145,901
*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $16,657,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 817,043,166 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$220,708
				$220,708
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ABS	– Asset-Backed Securities
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter

PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SAIBOR	– Saudi Arabian Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
SORA	– Singapore Overnight Rate Average
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
KRW	– South Korean Won

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Statement of Assets and Liabilities

October 31, 2024
Assets
Unaffiliated investments, at value (identified cost $5,663,836,489)	$5,602,084,567
Affiliated investments, at value (identified cost $126,551,697)	126,551,697
Cash	9,303,972
Due from broker	910,000
Deposits for forward commitment securities	7,354,000
Deposits for derivatives collateral:
Futures contracts	1,171,098
Centrally cleared derivatives	37,017,398
OTC derivatives	1,540,000
Foreign currency, at value (identified cost $28,244,596)	27,661,238
Interest and dividends receivable	36,392,880
Dividends receivable from affiliated investments	1,215,740
Receivable for investments sold	34,340,259
Receivable for TBA sale commitments	40,917,762
Receivable for variation margin on open centrally cleared derivatives	339,329
Receivable for open forward foreign currency exchange contracts	3,880,971
Receivable for open swap contracts	3,226,227
Tax reclaims receivable	2,745
Trustees' deferred compensation plan	126,275
Total assets	$5,934,036,158
Liabilities
Cash collateral due to brokers	$1,540,000
Payable for reverse repurchase agreements, including accrued interest of $245,387	214,467,231
Payable for investments purchased	55,708,499
Payable for when-issued/delayed delivery/forward commitment securities	684,778,850
Payable for securities sold short, at value (proceeds $20,853,079)	20,334,636
TBA sale commitments, at value (proceeds receivable $40,917,762)	40,647,961
Payable for variation margin on open futures contracts	901,224
Payable for open forward foreign currency exchange contracts	1,935,464
Payable for open swap contracts	522,512
Payable for closed swap contracts	126,436
Upfront receipts on open OTC swap contracts	15,057
Payable to affiliates:
Investment adviser fee	2,121,693
Trustees' fees	9,222
Trustees' deferred compensation plan	126,275
Interest payable on securities sold short	1,061,276
Accrued expenses	1,111,984
Total liabilities	$1,025,408,320
Net Assets applicable to investors' interest in Portfolio	$4,908,627,838

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Statement of Operations

Year Ended
October 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $26,617)	$1,515,164
Dividend income from affiliated investments	10,362,776
Interest income (net of foreign taxes withheld of $903,432)	234,938,024
Other income	393,984
Total investment income	$247,209,948
Expenses
Investment adviser fee	$20,183,284
Trustees’ fees and expenses	108,500
Custodian fee	1,175,114
Legal and accounting services	248,318
Interest expense and fees	11,928,132
Interest expense on securities sold short	1,136,877
Miscellaneous	104,855
Total expenses	$34,885,080
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$298,137
Total expense reductions	$298,137
Net expenses	$34,586,943
Net investment income	$212,623,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $234,981)	$2,832,201
Written swaptions	2,412,200
Securities sold short	(3,827,090)
Futures contracts	(24,275,865)
Swap contracts	3,017,080
Foreign currency transactions	1,053,553
Forward foreign currency exchange contracts	(15,946,607)
Net realized loss	$(34,734,528)
Change in unrealized appreciation (depreciation):
Investments	$209,077,800
Securities sold short	(373,518)
TBA sale commitments	(282,933)
Futures contracts	(45,780,053)
Swap contracts	20,396,091
Foreign currency	1,985,005
Forward foreign currency exchange contracts	4,698,446
Net change in unrealized appreciation (depreciation)	$189,720,838
Net realized and unrealized gain	$154,986,310
Net increase in net assets from operations	$367,609,315

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$212,623,005	$144,422,412
Net realized loss	(34,734,528)	(58,852,265)
Net change in unrealized appreciation (depreciation)	189,720,838	(26,687,036)
Net increase in net assets from operations	$367,609,315	$58,883,111
Capital transactions:
Contributions	$1,967,233,702	$1,068,753,875
Withdrawals	(419,677,813)	(317,425,020)
Net increase in net assets from capital transactions	$1,547,555,889	$751,328,855
Net increase in net assets	$1,915,165,204	$810,211,966
Net Assets
At beginning of year	$2,993,462,634	$2,183,250,668
At end of year	$4,908,627,838	$2,993,462,634

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	0.94%	0.66%	0.67%	0.70%	0.69%
Net expenses(2)	0.94%(3)	0.64%(3)	0.66%(3)	0.70%	0.69%
Net investment income	5.78%	5.82%	4.04%	4.22%	2.85%
Portfolio Turnover(4)	280%	526%	400%	218%(4)	87%(4)
Total Return	11.62%	2.94%	(2.97)%	3.53%	7.52%
Net assets, end of year (000’s omitted)	$4,908,628	$2,993,463	$2,183,251	$1,881,061	$1,359,116
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense on securities sold short and/or reverse repurchase agreements of 0.36%, 0.01%, 0.02%, 0.03% and 0.01% of average daily net assets for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.02% and 0.01% of average daily net assets for the years ended October 31, 2024, 2023 and 2022, respectively).
(4)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2024
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2024, Eaton Vance Strategic Income Fund (formerly, Short Duration Strategic Income Fund) and Eaton Vance International (Cayman Islands) Strategic Income Fund (formerly, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund) held an interest of 98.7% and 1.3%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2024 were $9,858,961 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives.U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Global Opportunities Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

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Notes to Consolidated Financial Statements — continued

H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
N  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

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Notes to Consolidated Financial Statements — continued

O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
Q  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
R  Forward Sale Commitments—The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund’s policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the

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Notes to Consolidated Financial Statements — continued

counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2024, the Portfolio’s investment adviser fee amounted to $20,183,284 or 0.55% of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of

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Notes to Consolidated Financial Statements — continued

Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2024, the investment adviser fee paid was reduced by $298,137 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the year ended October 31, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$2,978,560,853	$1,596,985,457
U.S. Government and Agency Securities	10,860,278,115	9,671,215,037
	$13,838,838,968	$11,268,200,494
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, TBA sale commitments, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at October 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,747,796,951
Gross unrealized appreciation	$170,329,514
Gross unrealized depreciation	(245,147,817)
Net unrealized depreciation	$(74,818,303)

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Notes to Consolidated Financial Statements — continued

5  Restricted Securities
At October 31, 2024, the Portfolio owned the following securities (representing 1.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$23,052,782
Mt. Logan Re Ltd., Series 17, Preference Shares	1/26/21	860	572,931	1,956,496
Mt. Logan Re Ltd., Series 19, Preference Shares	2/6/24	7,464	7,463,900	10,324,497
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000	34,000,000	38,341,800
Total Insurance Linked Securities			$48,695,114	$73,675,575
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$8,000,000	$ 7,880,000	$ 7,898,672
Total Preferred Stocks			$7,880,000	$7,898,672
Total Restricted Securities			$56,575,114	$81,574,247
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2024 is included in the Consolidated Portfolio of Investments. At October 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: During the year ended October 31, 2024, the Portfolio entered into credit default swaps to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the year ended October 31, 2024, the Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $2,457,976. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $301,862 at October 31, 2024.
The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of

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Notes to Consolidated Financial Statements — continued

the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2024. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2024 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$823,922	$108	$824,030
Not applicable	1,926,156*	189,232*	7,098,791*	42,346,980*	51,561,159
Receivable for open forward foreign currency exchange contracts	—	—	3,880,971	—	3,880,971
Receivable for open swap contracts	—	130,844	—	3,080,326	3,211,170
Total Asset Derivatives	$1,926,156	$320,076	$11,803,684	$45,427,414	$59,477,330
Derivatives not subject to master netting or similar agreements	$1,926,156	$189,232	$7,098,791	$42,346,980	$51,561,159
Total Asset Derivatives subject to master netting or similar agreements	$ —	$130,844	$4,704,893	$3,080,434	$7,916,171
Not applicable	$ —	$(528,286)*	$(4,720,134)*	$(72,492,481)*	$(77,740,901)
Payable for open forward foreign currency exchange contracts	—	—	(1,935,464)	—	(1,935,464)
Payable for open swap contracts; Upfront receipts on open OTC swap contracts	—	—	—	(522,512)	(522,512)
Total Liability Derivatives	$ —	$(528,286)	$(6,655,598)	$(73,014,993)	$(80,198,877)
Derivatives not subject to master netting or similar agreements	$ —	$(528,286)	$(4,720,134)	$(72,492,481)	$(77,740,901)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ —	$(1,935,464)	$(522,512)	$(2,457,976)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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October 31, 2024
Notes to Consolidated Financial Statements — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$3,322,281	$(107,348)	$(3,214,933)	$ —	$ —	$ —
BNP Paribas	1,095,147	(484,839)	—	(610,308)	—	840,000
Citibank, N.A.	411,766	(351,828)	—	(59,938)	—	210,000
Deutsche Bank AG	118,295	—	—	—	118,295	—
Goldman Sachs International	267,606	(25,280)	—	(200,000)	42,326	200,000
HSBC Bank USA, N.A.	454,076	(281,591)	(172,485)	—	—	—
JPMorgan Chase Bank, N.A.	611,288	(232,610)	—	(290,000)	88,678	290,000
Standard Chartered Bank	375,633	(122,967)	—	—	252,666	—
State Street Bank and Trust Company	89,134	(89,134)	—	—	—	—
UBS AG	1,170,945	(525,246)	(645,699)	—	—	—
	$7,916,171	$(2,220,843)	$(4,033,117)	$(1,160,246)	$501,965	$1,540,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(107,348)	$107,348	$ —	$ —	$ —	$ —
BNP Paribas	(484,839)	484,839	—	—	—	—
Citibank, N.A.	(351,828)	351,828	—	—	—	—
Goldman Sachs International	(25,280)	25,280	—	—	—	—
HSBC Bank USA, N.A.	(281,591)	281,591	—	—	—	—
JPMorgan Chase Bank, N.A.	(232,610)	232,610	—	—	—	—
Nomura International PLC	(120,172)	—	113,708	—	(6,464)	—
Standard Chartered Bank	(122,967)	122,967	—	—	—	—
State Street Bank and Trust Company	(206,095)	89,134	—	—	(116,961)	—
UBS AG	(525,246)	525,246	—	—	—	—
	$(2,457,976)	$2,220,843	$113,708	$ —	$(123,425)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$1,540,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Opportunities Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2024 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Written swaptions	$ —	$ —	$ —	$2,412,200	$2,412,200
Futures contracts	—	—	—	(24,275,865)	(24,275,865)
Swap contracts	—	(948,844)	—	3,965,924	3,017,080
Forward foreign currency exchange contracts	—	—	(15,946,607)	—	(15,946,607)
Total	$ —	$(948,844)	$(15,946,607)	$(17,897,741)	$(34,793,192)
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$(628,974)	$(537,138)	$(1,166,112)
Futures contracts	1,926,156	—	—	(47,706,209)	(45,780,053)
Swap contracts	—	55,591	—	20,340,500	20,396,091
Forward foreign currency exchange contracts	—	—	4,698,446	—	4,698,446
Total	$1,926,156	$55,591	$4,069,472	$(27,902,847)	$(21,851,628)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Purchased Swaptions	Purchased Put Options
$1,787,697,000	$650,547,000	$916,748,000	$63,687,000	$24,738,000
Written Swaptions	Swap Contracts
$126,692,000	$1,926,369,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2024.

Global Opportunities Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	10/16/24	On Demand(1)	(20.00)%	USD	1,554,245	$1,554,245
JPMorgan Chase Bank, N.A.	10/22/24	On Demand(1)	4.90	NZD	355,809,907	212,912,986
Total						$214,467,231
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2024, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the year ended October 31, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $206,958,000 and 5.45%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2024.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2024.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Bank of America, N.A.	$11,081,250	$ —	$(10,808,110)	$ —	$273,140
Barclays Bank PLC	2,305,000	(1,554,245)	(750,755)	—	—
JPMorgan Chase Bank, N.A.	2,034,507	(2,034,507)	—	—	—
Nomura International PLC	5,951,025	—	(5,712,381)	—	238,644
	$21,371,782	$(3,588,752)	$(17,271,246)	$ —	$511,784
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$(1,554,245)	$1,554,245	$ —	$ —	$ —
JPMorgan Chase Bank, N.A.	(212,912,986)	2,034,507	210,864,663	—	—
	$(214,467,231)	$3,588,752	$210,864,663	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Opportunities Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

9  Affiliated Investments
At October 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $126,551,697, which represents 2.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$422,234,524	$3,365,630,281	$(3,661,313,108)	$ —	$ —	$126,551,697	$10,362,776	126,551,697
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 664,022,796	$ —	$ 664,022,796
Closed-End Funds	8,020,397	—	—	8,020,397
Collateralized Mortgage Obligations	—	2,029,620,680	—	2,029,620,680
Commercial Mortgage-Backed Securities	—	64,073,647	—	64,073,647
Common Stocks	297,727	4,248,002*	—	4,545,729
Convertible Bonds	—	129,830,680	—	129,830,680
Convertible Preferred Stocks	5,618,962	—	—	5,618,962
Exchange-Traded Funds	10,293,022	—	—	10,293,022
Foreign Corporate Bonds	—	329,535,366	0	329,535,366
Government National Mortgage Association Participation Agreements	—	115,523,574	—	115,523,574
Insurance Linked Securities	—	—	128,235,686	128,235,686
Loan Participation Notes	—	—	7,976,061	7,976,061
Preferred Stocks	2,376,310	7,898,672	—	10,274,982
Senior Floating-Rate Loans	—	18,458,239	—	18,458,239
Sovereign Government Bonds	—	641,651,387	—	641,651,387
U.S. Department of Agriculture Loans	—	27,379,664	—	27,379,664
U.S. Government Agency Commercial Mortgage-Backed Securities	—	13,255,181	—	13,255,181
U.S. Government Agency Mortgage-Backed Securities	—	1,292,237,975	—	1,292,237,975
U.S. Government Guaranteed Small Business Administration Loans	—	7,400,513	—	7,400,513
Short-Term Investments:
Affiliated Fund	126,551,697	—	—	126,551,697
Repurchase Agreements	—	21,371,782	—	21,371,782

Global Opportunities Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Government Securities	$ —	$ 26,153,979	$ —	$ 26,153,979
U.S. Treasury Obligations	—	45,780,235	—	45,780,235
Purchased Currency Options	—	823,922	—	823,922
Purchased Interest Rate Swaptions	—	108	—	108
Total Investments	$153,158,115	$5,439,266,402	$136,211,747	$5,728,636,264
Forward Foreign Currency Exchange Contracts	$ —	$ 10,979,762	$ —	$ 10,979,762
Futures Contracts	20,290,516	—	—	20,290,516
Swap Contracts	—	27,383,022	—	27,383,022
Total	$173,448,631	$5,477,629,186	$136,211,747	$5,787,289,564
Liability Description
TBA Sale Commitments	$ —	$ (40,647,961)	$ —	$ (40,647,961)
Securities Sold Short	—	(20,334,636)	—	(20,334,636)
Forward Foreign Currency Exchange Contracts	—	(6,655,598)	—	(6,655,598)
Futures Contracts	(59,161,512)	—	—	(59,161,512)
Swap Contracts	—	(14,381,767)	—	(14,381,767)
Total	$(59,161,512)	$ (82,019,962)	$ —	$ (141,181,474)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Miscellaneous	Total
Balance as of October 31, 2023	$ —	$63,870,436	$15,902,788	$ —	$79,773,224
Realized gains (losses)	—	3,745,679	(502,607)	199,435	3,442,507
Change in net unrealized appreciation (depreciation)	(628,325)	17,136,158	158,145	—	16,665,978
Cost of purchases	—	88,463,900	—	—	88,463,900
Proceeds from sales, including return of capital	—	(44,980,487)	(7,748,948)	(199,435)	(52,928,870)
Accrued discount (premium)	—	—	166,683	—	166,683
Transfers to Level 3(1)	628,325	—	—	—	628,325
Transfers from Level 3	—	—	—	—	—
Balance as of October 31, 2024	$0	$128,235,686	$7,976,061	$ —	$136,211,747
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2024	$(628,325)	$23,344,365	$(1,030,523)	$ —	$21,685,517
(1)	Transferred from Level 2 to Level 3 due to restrictions imposed on the sale of the investment.

Global Opportunities Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2024:
Type of Investment	Fair Value as of October 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	87,220,275	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	7,976,061	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.10% - 6.10%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.14% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Side Cars of $41,015,411 were primarily valued on the basis of broker quotations.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Global Opportunities Portfolio
October 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Strategic Income Fund
October 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Strategic Income Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Strategic Income Fund (formerly, Eaton Vance Short Duration Strategic Income Fund) (the “Fund”) and Eaton Vance Management (“EVM”) as well as the investment advisory agreement

Eaton Vance
Strategic Income Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

between Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. In regard to the Portfolio, the Board considered BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. In approving the advisory agreements, the Board noted that EVM would be responsible for periodic rebalancing of assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the Portfolio or the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio or the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board noted that, effective January 16, 2024, the Fund changed its name and investment strategies to no longer limit its average duration under normal market conditions to 3.5 years or less. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Strategic Income Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

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ETSIX-NCSR    10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2024